Vanguard® ESG U.S. Corporate Bond ETF
Schedule of Investments (unaudited)
As of May 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Corporate Bonds (98.4%)
Communications (12.8%)
	Airbnb Inc.	5.250%	3/16/2036	500	500
	Alphabet Inc.	0.800%	8/15/2027	185	178
	Alphabet Inc.	3.700%	2/15/2029	639	630
	Alphabet Inc.	4.000%	5/15/2030	220	217
	Alphabet Inc.	1.100%	8/15/2030	580	510
	Alphabet Inc.	4.100%	11/15/2030	1,025	1,014
	Alphabet Inc.	4.100%	2/15/2031	895	883
	Alphabet Inc.	4.375%	11/15/2032	830	819
	Alphabet Inc.	4.400%	2/15/2033	270	266
	Alphabet Inc.	4.500%	5/15/2035	536	525
	Alphabet Inc.	4.800%	2/15/2036	1,727	1,707
	Alphabet Inc.	1.900%	8/15/2040	365	243
	Alphabet Inc.	5.350%	11/15/2045	1,045	1,019
	Alphabet Inc.	5.500%	2/15/2046	465	460
	Alphabet Inc.	2.050%	8/15/2050	745	400
	Alphabet Inc.	5.450%	11/15/2055	1,480	1,428
	Alphabet Inc.	5.650%	2/15/2056	1,307	1,297
	Alphabet Inc.	2.250%	8/15/2060	660	333
	Alphabet Inc.	5.300%	5/15/2065	380	352
	Alphabet Inc.	5.700%	11/15/2075	1,100	1,072
	America Movil SAB de CV	3.625%	4/22/2029	310	301
	America Movil SAB de CV	2.875%	5/7/2030	225	210
	America Movil SAB de CV	4.700%	7/21/2032	140	138
	America Movil SAB de CV	6.375%	3/1/2035	1,056	1,143
	America Movil SAB de CV	6.125%	3/30/2040	375	392
	America Movil SAB de CV	4.375%	7/16/2042	440	381
	America Movil SAB de CV	4.375%	4/22/2049	205	169
	AppLovin Corp.	5.125%	12/1/2029	520	526
	AppLovin Corp.	5.375%	12/1/2031	60	61
	AppLovin Corp.	5.500%	12/1/2034	250	252
	AT&T Inc.	2.300%	6/1/2027	749	735
	AT&T Inc.	1.650%	2/1/2028	1,136	1,087
[1]	AT&T Inc.	4.100%	2/15/2028	390	388
	AT&T Inc.	4.350%	3/1/2029	1,566	1,562
[1]	AT&T Inc.	4.300%	2/15/2030	830	822
	AT&T Inc.	4.700%	8/15/2030	150	151
	AT&T Inc.	2.750%	6/1/2031	1,032	942
	AT&T Inc.	2.250%	2/1/2032	730	637
	AT&T Inc.	4.550%	11/1/2032	240	236
	AT&T Inc.	4.750%	4/30/2033	533	527
	AT&T Inc.	2.550%	12/1/2033	1,410	1,194
	AT&T Inc.	5.400%	2/15/2034	400	409
	AT&T Inc.	4.500%	5/15/2035	610	579
	AT&T Inc.	5.375%	8/15/2035	125	127
	AT&T Inc.	4.900%	11/1/2035	815	795
	AT&T Inc.	5.250%	10/30/2036	410	406
	AT&T Inc.	5.250%	3/1/2037	580	575
	AT&T Inc.	4.850%	3/1/2039	350	327
	AT&T Inc.	3.500%	6/1/2041	1,035	804
	AT&T Inc.	4.300%	12/15/2042	855	712
	AT&T Inc.	4.350%	6/15/2045	170	138
	AT&T Inc.	5.550%	11/1/2045	210	199
	AT&T Inc.	5.850%	4/30/2046	250	244
	AT&T Inc.	4.750%	5/15/2046	355	302
	AT&T Inc.	5.650%	2/15/2047	235	226
	AT&T Inc.	4.500%	3/9/2048	1,245	1,007
	AT&T Inc.	4.550%	3/9/2049	100	81
	AT&T Inc.	3.650%	6/1/2051	1,019	702
	AT&T Inc.	3.300%	2/1/2052	220	140
	AT&T Inc.	3.500%	9/15/2053	2,085	1,379
	AT&T Inc.	5.700%	11/1/2054	315	297
	AT&T Inc.	3.550%	9/15/2055	1,585	1,034

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
AT&T Inc.	6.050%	8/15/2056	640	632
AT&T Inc.	6.200%	10/30/2056	525	528
AT&T Inc.	3.800%	12/1/2057	1,464	994
AT&T Inc.	3.650%	9/15/2059	1,950	1,272
AT&T Inc.	3.850%	6/1/2060	1,355	917
AT&T Inc.	6.300%	10/30/2066	300	301
Bell Telephone Co. of Canada or Bell Canada	5.100%	5/11/2033	260	261
Bell Telephone Co. of Canada or Bell Canada	4.464%	4/1/2048	390	326
Bell Telephone Co. of Canada or Bell Canada	5.550%	2/15/2054	180	171
British Telecommunications plc	9.625%	12/15/2030	840	1,000
Charter Communications Operating LLC	3.750%	2/15/2028	385	378
Charter Communications Operating LLC	4.200%	3/15/2028	315	312
Charter Communications Operating LLC	2.250%	1/15/2029	310	289
Charter Communications Operating LLC	5.050%	3/30/2029	310	310
Charter Communications Operating LLC	6.100%	6/1/2029	510	525
Charter Communications Operating LLC	2.800%	4/1/2031	271	242
Charter Communications Operating LLC	2.300%	2/1/2032	435	371
Charter Communications Operating LLC	4.400%	4/1/2033	280	259
Charter Communications Operating LLC	6.650%	2/1/2034	700	722
Charter Communications Operating LLC	6.550%	6/1/2034	425	436
Charter Communications Operating LLC	6.384%	10/23/2035	1,010	1,016
Charter Communications Operating LLC	5.375%	4/1/2038	395	352
Charter Communications Operating LLC	3.500%	6/1/2041	245	171
Charter Communications Operating LLC	3.500%	3/1/2042	640	440
Charter Communications Operating LLC	6.484%	10/23/2045	830	766
Charter Communications Operating LLC	5.375%	5/1/2047	405	327
Charter Communications Operating LLC	5.750%	4/1/2048	556	468
Charter Communications Operating LLC	5.125%	7/1/2049	605	466
Charter Communications Operating LLC	4.800%	3/1/2050	1,310	972
Charter Communications Operating LLC	3.700%	4/1/2051	610	376
Charter Communications Operating LLC	3.900%	6/1/2052	485	307
Charter Communications Operating LLC	5.250%	4/1/2053	555	432
Charter Communications Operating LLC	6.700%	12/1/2055	80	76
Charter Communications Operating LLC	3.850%	4/1/2061	485	281
Charter Communications Operating LLC	3.950%	6/30/2062	1,075	630
Charter Communications Operating LLC	5.500%	4/1/2063	285	219
Comcast Corp.	3.150%	2/15/2028	520	511
Comcast Corp.	3.550%	5/1/2028	735	725
Comcast Corp.	4.150%	10/15/2028	890	887
Comcast Corp.	2.650%	2/1/2030	360	337
Comcast Corp.	3.400%	4/1/2030	415	399
Comcast Corp.	4.250%	10/15/2030	585	578
Comcast Corp.	1.950%	1/15/2031	435	386
Comcast Corp.	1.500%	2/15/2031	270	234
Comcast Corp.	4.250%	1/15/2033	540	520
Comcast Corp.	4.650%	2/15/2033	455	449
Comcast Corp.	7.050%	3/15/2033	456	511
Comcast Corp.	4.800%	5/15/2033	235	233
Comcast Corp.	5.300%	6/1/2034	560	569
Comcast Corp.	4.200%	8/15/2034	375	353
Comcast Corp.	5.300%	5/15/2035	270	275
Comcast Corp.	5.650%	6/15/2035	370	382
Comcast Corp.	4.400%	8/15/2035	135	127
Comcast Corp.	3.200%	7/15/2036	185	156
Comcast Corp.	3.900%	3/1/2038	368	317
Comcast Corp.	4.600%	10/15/2038	200	183
Comcast Corp.	3.250%	11/1/2039	495	382
Comcast Corp.	3.750%	4/1/2040	305	248
Comcast Corp.	4.600%	8/15/2045	230	193
Comcast Corp.	3.400%	7/15/2046	225	155
Comcast Corp.	4.000%	8/15/2047	95	71
Comcast Corp.	3.969%	11/1/2047	570	423
Comcast Corp.	4.000%	3/1/2048	705	521
Comcast Corp.	4.700%	10/15/2048	273	225
Comcast Corp.	3.999%	11/1/2049	645	471
Comcast Corp.	3.450%	2/1/2050	435	288
Comcast Corp.	2.800%	1/15/2051	712	410
Comcast Corp.	2.887%	11/1/2051	979	572
Comcast Corp.	2.450%	8/15/2052	465	243
Comcast Corp.	4.049%	11/1/2052	545	392

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Comcast Corp.	5.350%	5/15/2053	650	574
	Comcast Corp.	5.650%	6/1/2054	430	396
	Comcast Corp.	2.937%	11/1/2056	2,007	1,125
	Comcast Corp.	4.950%	10/15/2058	365	299
	Comcast Corp.	2.650%	8/15/2062	550	272
	Comcast Corp.	2.987%	11/1/2063	948	508
	Comcast Corp.	5.500%	5/15/2064	275	243
	Deutsche Telekom International Finance BV	8.750%	6/15/2030	715	809
	Electronic Arts Inc.	1.850%	2/15/2031	454	420
	Electronic Arts Inc.	2.950%	2/15/2051	155	123
	Expedia Group Inc.	3.800%	2/15/2028	200	198
	Expedia Group Inc.	3.250%	2/15/2030	361	342
	Expedia Group Inc.	5.400%	2/15/2035	144	143
	Fox Corp.	4.709%	1/25/2029	620	622
	Fox Corp.	6.500%	10/13/2033	601	647
	Fox Corp.	5.476%	1/25/2039	415	408
	Fox Corp.	5.576%	1/25/2049	377	355
	Meta Platforms Inc.	3.500%	8/15/2027	562	558
	Meta Platforms Inc.	4.600%	5/15/2028	395	398
	Meta Platforms Inc.	4.300%	8/15/2029	417	417
	Meta Platforms Inc.	4.800%	5/15/2030	430	436
	Meta Platforms Inc.	4.200%	11/15/2030	1,615	1,594
	Meta Platforms Inc.	4.550%	5/15/2031	525	523
	Meta Platforms Inc.	4.550%	8/15/2031	329	328
	Meta Platforms Inc.	3.850%	8/15/2032	635	602
	Meta Platforms Inc.	4.600%	11/15/2032	1,085	1,071
	Meta Platforms Inc.	4.875%	5/15/2033	585	584
	Meta Platforms Inc.	4.950%	5/15/2033	580	583
	Meta Platforms Inc.	4.750%	8/15/2034	675	664
	Meta Platforms Inc.	4.875%	11/15/2035	885	864
	Meta Platforms Inc.	5.250%	5/15/2036	2,468	2,466
	Meta Platforms Inc.	5.500%	11/15/2045	1,940	1,820
	Meta Platforms Inc.	6.200%	5/15/2046	582	588
	Meta Platforms Inc.	4.450%	8/15/2052	700	548
	Meta Platforms Inc.	5.600%	5/15/2053	665	616
	Meta Platforms Inc.	5.400%	8/15/2054	1,090	975
[1]	Meta Platforms Inc.	5.625%	11/15/2055	1,680	1,548
	Meta Platforms Inc.	6.300%	5/15/2056	1,968	1,984
	Meta Platforms Inc.	4.650%	8/15/2062	515	397
	Meta Platforms Inc.	5.750%	5/15/2063	885	812
	Meta Platforms Inc.	5.550%	8/15/2064	665	591
	Meta Platforms Inc.	5.750%	11/15/2065	1,195	1,093
	Meta Platforms Inc.	6.450%	5/15/2066	975	981
	Netflix Inc.	4.875%	4/15/2028	300	303
	Netflix Inc.	5.875%	11/15/2028	420	435
	Netflix Inc.	6.375%	5/15/2029	500	528
	Netflix Inc.	4.900%	8/15/2034	197	198
	Netflix Inc.	5.400%	8/15/2054	308	299
	Omnicom Group Inc.	2.600%	8/1/2031	555	499
	Orange SA	9.000%	3/1/2031	464	545
	Orange SA	5.375%	1/13/2042	220	213
	Orange SA	5.500%	2/6/2044	269	263
	Rogers Communications Inc.	5.000%	2/15/2029	855	862
	Rogers Communications Inc.	3.800%	3/15/2032	345	322
	Rogers Communications Inc.	5.300%	2/15/2034	255	254
	Rogers Communications Inc.	4.550%	3/15/2052	1,000	795
	Sprint Capital Corp.	6.875%	11/15/2028	710	748
	Sprint Capital Corp.	8.750%	3/15/2032	490	581
	Take-Two Interactive Software Inc.	4.950%	3/28/2028	120	121
	Telefonica Emisiones SA	7.045%	6/20/2036	656	727
	Telefonica Emisiones SA	5.213%	3/8/2047	555	493
	Telefonica Emisiones SA	4.895%	3/6/2048	350	297
	Telefonica Emisiones SA	5.520%	3/1/2049	405	372
	Telefonica Europe BV	8.250%	9/15/2030	240	271
	TELUS Corp.	3.400%	5/13/2032	195	178
	TELUS Corp.	4.600%	11/16/2048	125	104
	Time Warner Cable Enterprises LLC	8.375%	7/15/2033	268	302
	Time Warner Cable LLC	6.550%	5/1/2037	375	374
	Time Warner Cable LLC	7.300%	7/1/2038	370	385
	Time Warner Cable LLC	6.750%	6/15/2039	290	287

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Time Warner Cable LLC	5.875%	11/15/2040	352	317
	Time Warner Cable LLC	5.500%	9/1/2041	545	470
	Time Warner Cable LLC	4.500%	9/15/2042	375	283
	T-Mobile USA Inc.	2.050%	2/15/2028	490	472
	T-Mobile USA Inc.	4.950%	3/15/2028	300	303
	T-Mobile USA Inc.	4.800%	7/15/2028	315	317
	T-Mobile USA Inc.	4.850%	1/15/2029	615	620
	T-Mobile USA Inc.	2.625%	2/15/2029	530	505
	T-Mobile USA Inc.	3.375%	4/15/2029	775	752
	T-Mobile USA Inc.	3.875%	4/15/2030	1,915	1,864
	T-Mobile USA Inc.	2.550%	2/15/2031	920	837
	T-Mobile USA Inc.	2.875%	2/15/2031	470	433
	T-Mobile USA Inc.	3.500%	4/15/2031	325	308
	T-Mobile USA Inc.	2.250%	11/15/2031	430	379
	T-Mobile USA Inc.	2.700%	3/15/2032	420	375
	T-Mobile USA Inc.	5.125%	5/15/2032	169	171
	T-Mobile USA Inc.	4.625%	1/15/2033	615	605
	T-Mobile USA Inc.	5.200%	1/15/2033	585	595
	T-Mobile USA Inc.	5.050%	7/15/2033	640	644
	T-Mobile USA Inc.	5.750%	1/15/2034	450	470
	T-Mobile USA Inc.	5.150%	4/15/2034	130	131
	T-Mobile USA Inc.	4.700%	1/15/2035	575	558
	T-Mobile USA Inc.	5.300%	5/15/2035	230	233
	T-Mobile USA Inc.	4.950%	11/15/2035	280	275
	T-Mobile USA Inc.	4.375%	4/15/2040	345	306
	T-Mobile USA Inc.	3.000%	2/15/2041	830	617
	T-Mobile USA Inc.	4.500%	4/15/2050	725	591
	T-Mobile USA Inc.	3.300%	2/15/2051	645	427
	T-Mobile USA Inc.	3.400%	10/15/2052	500	332
	T-Mobile USA Inc.	5.650%	1/15/2053	365	348
	T-Mobile USA Inc.	5.750%	1/15/2054	795	768
	T-Mobile USA Inc.	6.000%	6/15/2054	250	250
	T-Mobile USA Inc.	5.500%	1/15/2055	195	182
	T-Mobile USA Inc.	5.250%	6/15/2055	225	202
	T-Mobile USA Inc.	5.875%	11/15/2055	325	320
	T-Mobile USA Inc.	5.700%	1/15/2056	440	422
	T-Mobile USA Inc.	5.850%	2/15/2056	295	289
	T-Mobile USA Inc.	3.600%	11/15/2060	470	309
	T-Mobile USA Inc.	5.800%	9/15/2062	145	141
[1]	TWDC Enterprises 18 Corp.	2.950%	6/15/2027	300	297
[1]	TWDC Enterprises 18 Corp.	4.125%	6/1/2044	325	269
	Uber Technologies Inc.	4.300%	1/15/2030	270	267
	Uber Technologies Inc.	4.800%	9/15/2034	820	803
	Uber Technologies Inc.	4.800%	9/15/2035	820	798
	Uber Technologies Inc.	5.350%	9/15/2054	455	424
	VeriSign Inc.	2.700%	6/15/2031	175	158
	Verizon Communications Inc.	2.100%	3/22/2028	635	611
	Verizon Communications Inc.	3.875%	2/8/2029	50	49
	Verizon Communications Inc.	4.016%	12/3/2029	995	981
	Verizon Communications Inc.	3.150%	3/22/2030	715	681
	Verizon Communications Inc.	1.500%	9/18/2030	605	534
	Verizon Communications Inc.	1.680%	10/30/2030	114	101
	Verizon Communications Inc.	1.750%	1/20/2031	1,263	1,115
	Verizon Communications Inc.	2.550%	3/21/2031	867	791
	Verizon Communications Inc.	2.355%	3/15/2032	1,330	1,168
	Verizon Communications Inc.	4.750%	1/15/2033	580	574
	Verizon Communications Inc.	5.050%	5/9/2033	300	304
	Verizon Communications Inc.	4.500%	8/10/2033	792	770
	Verizon Communications Inc.	4.400%	11/1/2034	367	350
	Verizon Communications Inc.	4.780%	2/15/2035	465	452
	Verizon Communications Inc.	5.250%	4/2/2035	714	718
	Verizon Communications Inc.	4.272%	1/15/2036	360	334
	Verizon Communications Inc.	5.000%	1/15/2036	1,165	1,143
	Verizon Communications Inc.	5.250%	3/16/2037	770	765
	Verizon Communications Inc.	5.401%	7/2/2037	487	489
	Verizon Communications Inc.	4.812%	3/15/2039	380	356
	Verizon Communications Inc.	2.650%	11/20/2040	391	278
	Verizon Communications Inc.	3.400%	3/22/2041	810	630
	Verizon Communications Inc.	2.850%	9/3/2041	340	243
	Verizon Communications Inc.	6.550%	9/15/2043	165	179

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Verizon Communications Inc.	5.750%	11/30/2045	610	601
Verizon Communications Inc.	4.862%	8/21/2046	420	370
Verizon Communications Inc.	4.522%	9/15/2048	320	266
Verizon Communications Inc.	4.000%	3/22/2050	1,170	897
Verizon Communications Inc.	2.875%	11/20/2050	1	1
Verizon Communications Inc.	3.550%	3/22/2051	1,185	833
Verizon Communications Inc.	3.875%	3/1/2052	465	344
Verizon Communications Inc.	5.500%	2/23/2054	665	635
Verizon Communications Inc.	5.012%	8/21/2054	55	48
Verizon Communications Inc.	5.875%	11/30/2055	1,325	1,303
Verizon Communications Inc.	6.200%	5/14/2056	339	344
Verizon Communications Inc.	2.987%	10/30/2056	640	380
Verizon Communications Inc.	6.050%	5/14/2058	456	462
Verizon Communications Inc.	3.000%	11/20/2060	435	253
Verizon Communications Inc.	3.700%	3/22/2061	715	483
Verizon Communications Inc.	6.000%	11/30/2065	500	493
Vodafone Group plc	6.150%	2/27/2037	318	342
Vodafone Group plc	5.250%	5/30/2048	255	232
Vodafone Group plc	4.875%	6/19/2049	505	433
Vodafone Group plc	4.250%	9/17/2050	375	291
Vodafone Group plc	5.750%	6/28/2054	350	334
Vodafone Group plc	5.875%	6/28/2064	210	202
Walt Disney Co.	2.200%	1/13/2028	754	733
Walt Disney Co.	2.000%	9/1/2029	483	449
Walt Disney Co.	3.800%	3/22/2030	615	602
Walt Disney Co.	2.650%	1/13/2031	1,115	1,033
Walt Disney Co.	6.200%	12/15/2034	240	264
Walt Disney Co.	6.400%	12/15/2035	350	388
Walt Disney Co.	4.625%	3/14/2036	240	234
Walt Disney Co.	4.625%	3/23/2040	655	613
Walt Disney Co.	3.500%	5/13/2040	600	492
Walt Disney Co.	2.750%	9/1/2049	600	375
Walt Disney Co.	4.700%	3/23/2050	270	238
Walt Disney Co.	3.600%	1/13/2051	500	366
Walt Disney Co.	3.800%	5/13/2060	360	260
Weibo Corp.	3.375%	7/8/2030	195	183
				157,572
Consumer Discretionary (7.9%)
Alibaba Group Holding Ltd.	3.400%	12/6/2027	410	405
Alibaba Group Holding Ltd.	4.875%	5/26/2030	200	204
Alibaba Group Holding Ltd.	2.125%	2/9/2031	245	222
Alibaba Group Holding Ltd.	5.250%	5/26/2035	200	207
Alibaba Group Holding Ltd.	4.000%	12/6/2037	385	352
Alibaba Group Holding Ltd.	2.700%	2/9/2041	290	217
Alibaba Group Holding Ltd.	4.200%	12/6/2047	360	300
Alibaba Group Holding Ltd.	3.150%	2/9/2051	325	222
Alibaba Group Holding Ltd.	4.400%	12/6/2057	195	162
Alibaba Group Holding Ltd.	3.250%	2/9/2061	355	230
Amazon.com Inc.	4.550%	12/1/2027	460	463
Amazon.com Inc.	3.850%	3/13/2028	300	299
Amazon.com Inc.	1.650%	5/12/2028	880	840
Amazon.com Inc.	4.000%	3/13/2029	1,014	1,007
Amazon.com Inc.	3.450%	4/13/2029	820	803
Amazon.com Inc.	4.650%	12/1/2029	478	483
Amazon.com Inc.	1.500%	6/3/2030	545	488
Amazon.com Inc.	4.100%	11/20/2030	175	173
Amazon.com Inc.	4.250%	3/13/2031	1,524	1,507
Amazon.com Inc.	2.100%	5/12/2031	592	530
Amazon.com Inc.	3.600%	4/13/2032	794	755
Amazon.com Inc.	4.700%	12/1/2032	970	980
Amazon.com Inc.	4.550%	3/13/2033	746	738
Amazon.com Inc.	4.800%	12/5/2034	1,815	1,829
Amazon.com Inc.	4.650%	11/20/2035	200	196
Amazon.com Inc.	4.875%	3/13/2036	2,054	2,028
Amazon.com Inc.	3.875%	8/22/2037	1,250	1,126
Amazon.com Inc.	2.875%	5/12/2041	185	138
Amazon.com Inc.	4.950%	12/5/2044	1,375	1,294
Amazon.com Inc.	5.650%	3/13/2046	650	649
Amazon.com Inc.	4.050%	8/22/2047	1,275	1,024

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Amazon.com Inc.	2.500%	6/3/2050	630	370
	Amazon.com Inc.	3.100%	5/12/2051	1,257	826
	Amazon.com Inc.	3.950%	4/13/2052	691	532
	Amazon.com Inc.	5.450%	11/20/2055	100	95
	Amazon.com Inc.	5.800%	3/13/2056	1,637	1,637
	Amazon.com Inc.	4.250%	8/22/2057	984	773
	Amazon.com Inc.	2.700%	6/3/2060	248	137
	Amazon.com Inc.	3.250%	5/12/2061	925	577
	Amazon.com Inc.	4.100%	4/13/2062	655	489
	Amazon.com Inc.	5.550%	11/20/2065	500	474
	Amazon.com Inc.	5.950%	3/13/2066	650	655
	Amazon.com Inc.	6.050%	3/13/2076	625	630
[1]	American Honda Finance Corp.	4.450%	10/22/2027	165	165
[1]	American Honda Finance Corp.	5.125%	7/7/2028	240	243
	American Honda Finance Corp.	5.650%	11/15/2028	155	159
	American Honda Finance Corp.	4.900%	3/13/2029	230	232
[1]	American Honda Finance Corp.	4.400%	9/5/2029	150	149
[1]	American Honda Finance Corp.	5.050%	7/10/2031	375	377
[1]	American Honda Finance Corp.	4.900%	1/10/2034	485	478
	Aptiv Swiss Holdings Ltd.	3.100%	12/1/2051	100	62
	Aptiv Swiss Holdings Ltd.	4.150%	5/1/2052	211	157
	AutoZone Inc.	4.000%	4/15/2030	330	322
	AutoZone Inc.	4.750%	8/1/2032	260	258
	BorgWarner Inc.	2.650%	7/1/2027	210	206
	Dick's Sporting Goods Inc.	4.100%	1/15/2052	200	144
	eBay Inc.	2.700%	3/11/2030	115	107
	eBay Inc.	2.600%	5/10/2031	500	452
	eBay Inc.	4.000%	7/15/2042	231	186
	eBay Inc.	3.650%	5/10/2051	180	131
	Ferguson Enterprises Inc.	4.350%	3/15/2031	380	374
	Ferguson Enterprises Inc.	5.000%	10/3/2034	160	159
	Ford Motor Co.	7.450%	7/16/2031	273	298
	Ford Motor Co.	3.250%	2/12/2032	825	731
	Ford Motor Co.	6.100%	8/19/2032	470	482
	Ford Motor Co.	4.750%	1/15/2043	615	490
	Ford Motor Co.	5.291%	12/8/2046	515	430
	Ford Motor Credit Co. LLC	4.125%	8/17/2027	245	243
	Ford Motor Credit Co. LLC	3.815%	11/2/2027	350	345
	Ford Motor Credit Co. LLC	7.350%	11/4/2027	215	222
	Ford Motor Credit Co. LLC	2.900%	2/16/2028	440	425
	Ford Motor Credit Co. LLC	6.800%	5/12/2028	460	474
	Ford Motor Credit Co. LLC	6.798%	11/7/2028	384	398
	Ford Motor Credit Co. LLC	2.900%	2/10/2029	455	429
	Ford Motor Credit Co. LLC	5.800%	3/8/2029	395	401
	Ford Motor Credit Co. LLC	5.113%	5/3/2029	560	558
	Ford Motor Credit Co. LLC	5.303%	9/6/2029	375	375
	Ford Motor Credit Co. LLC	5.875%	11/7/2029	585	594
	Ford Motor Credit Co. LLC	7.350%	3/6/2030	160	170
	Ford Motor Credit Co. LLC	7.200%	6/10/2030	225	239
	Ford Motor Credit Co. LLC	5.730%	9/5/2030	450	455
	Ford Motor Credit Co. LLC	4.000%	11/13/2030	445	420
	Ford Motor Credit Co. LLC	6.050%	3/5/2031	280	286
	Ford Motor Credit Co. LLC	3.625%	6/17/2031	360	331
	Ford Motor Credit Co. LLC	6.054%	11/5/2031	425	433
	Ford Motor Credit Co. LLC	6.532%	3/19/2032	200	208
	Ford Motor Credit Co. LLC	5.753%	4/6/2033	310	309
	Ford Motor Credit Co. LLC	7.122%	11/7/2033	325	348
	Ford Motor Credit Co. LLC	6.125%	3/8/2034	230	233
	Ford Motor Credit Co. LLC	6.500%	2/7/2035	455	469
	Ford Motor Credit Co. LLC	6.467%	5/22/2036	350	359
	General Motors Co.	5.400%	10/15/2029	40	41
	General Motors Co.	5.625%	4/15/2030	45	46
	General Motors Co.	5.000%	4/1/2035	200	195
	General Motors Co.	6.600%	4/1/2036	1,330	1,430
	General Motors Co.	6.250%	10/2/2043	145	146
	General Motors Co.	5.200%	4/1/2045	485	430
	General Motors Co.	6.750%	4/1/2046	175	185
	General Motors Co.	5.400%	4/1/2048	105	94
	General Motors Co.	5.950%	4/1/2049	200	192
	General Motors Financial Co. Inc.	5.350%	7/15/2027	180	182

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	General Motors Financial Co. Inc.	2.700%	8/20/2027	315	309
	General Motors Financial Co. Inc.	6.000%	1/9/2028	390	398
	General Motors Financial Co. Inc.	5.050%	4/4/2028	682	688
	General Motors Financial Co. Inc.	2.400%	4/10/2028	645	621
	General Motors Financial Co. Inc.	5.800%	6/23/2028	530	542
	General Motors Financial Co. Inc.	2.400%	10/15/2028	255	242
	General Motors Financial Co. Inc.	5.800%	1/7/2029	373	383
	General Motors Financial Co. Inc.	4.300%	4/6/2029	495	490
	General Motors Financial Co. Inc.	5.550%	7/15/2029	415	425
	General Motors Financial Co. Inc.	4.900%	10/6/2029	185	186
	General Motors Financial Co. Inc.	5.350%	1/7/2030	445	454
	General Motors Financial Co. Inc.	5.850%	4/6/2030	280	290
	General Motors Financial Co. Inc.	3.600%	6/21/2030	470	449
	General Motors Financial Co. Inc.	5.450%	7/15/2030	125	128
	General Motors Financial Co. Inc.	2.350%	1/8/2031	387	347
	General Motors Financial Co. Inc.	4.600%	1/8/2031	40	40
	General Motors Financial Co. Inc.	5.750%	2/8/2031	945	978
	General Motors Financial Co. Inc.	2.700%	6/10/2031	145	131
	General Motors Financial Co. Inc.	5.600%	6/18/2031	730	752
	General Motors Financial Co. Inc.	3.100%	1/12/2032	263	238
	General Motors Financial Co. Inc.	5.625%	4/4/2032	358	368
	General Motors Financial Co. Inc.	6.400%	1/9/2033	460	491
	General Motors Financial Co. Inc.	6.100%	1/7/2034	345	362
	General Motors Financial Co. Inc.	5.950%	4/4/2034	445	462
	General Motors Financial Co. Inc.	5.450%	9/6/2034	285	287
	General Motors Financial Co. Inc.	5.900%	1/7/2035	480	496
	General Motors Financial Co. Inc.	6.150%	7/15/2035	545	570
	Genuine Parts Co.	4.950%	8/15/2029	390	389
[1]	George Washington University	4.126%	9/15/2048	175	141
	Hasbro Inc.	3.900%	11/19/2029	804	784
	Home Depot Inc.	4.875%	6/25/2027	555	560
	Home Depot Inc.	2.800%	9/14/2027	275	271
	Home Depot Inc.	1.500%	9/15/2028	375	354
	Home Depot Inc.	3.900%	12/6/2028	350	348
	Home Depot Inc.	4.900%	4/15/2029	425	432
	Home Depot Inc.	2.950%	6/15/2029	485	466
	Home Depot Inc.	4.750%	6/25/2029	395	400
	Home Depot Inc.	2.700%	4/15/2030	620	583
	Home Depot Inc.	1.375%	3/15/2031	295	255
	Home Depot Inc.	4.850%	6/25/2031	135	137
	Home Depot Inc.	1.875%	9/15/2031	240	210
	Home Depot Inc.	3.250%	4/15/2032	550	513
	Home Depot Inc.	4.500%	9/15/2032	285	284
	Home Depot Inc.	4.950%	6/25/2034	495	497
	Home Depot Inc.	5.875%	12/16/2036	623	662
	Home Depot Inc.	3.300%	4/15/2040	211	169
	Home Depot Inc.	5.950%	4/1/2041	185	196
	Home Depot Inc.	4.200%	4/1/2043	155	132
	Home Depot Inc.	4.875%	2/15/2044	300	274
	Home Depot Inc.	4.400%	3/15/2045	205	175
	Home Depot Inc.	4.250%	4/1/2046	375	312
	Home Depot Inc.	3.900%	6/15/2047	240	187
	Home Depot Inc.	4.500%	12/6/2048	335	284
	Home Depot Inc.	3.125%	12/15/2049	665	444
	Home Depot Inc.	3.350%	4/15/2050	385	268
	Home Depot Inc.	2.375%	3/15/2051	195	110
	Home Depot Inc.	2.750%	9/15/2051	460	279
	Home Depot Inc.	3.625%	4/15/2052	500	359
	Home Depot Inc.	4.950%	9/15/2052	315	283
	Home Depot Inc.	5.300%	6/25/2054	420	396
	Home Depot Inc.	3.500%	9/15/2056	635	436
	Honda Motor Co. Ltd.	4.688%	7/8/2030	865	860
	Honda Motor Co. Ltd.	2.967%	3/10/2032	240	216
	Honda Motor Co. Ltd.	5.337%	7/8/2035	145	146
	Leland Stanford Junior University	3.647%	5/1/2048	160	124
	Lowe's Cos. Inc.	1.300%	4/15/2028	430	407
	Lowe's Cos. Inc.	1.700%	9/15/2028	220	207
	Lowe's Cos. Inc.	3.650%	4/5/2029	486	475
	Lowe's Cos. Inc.	4.500%	4/15/2030	265	265
	Lowe's Cos. Inc.	1.700%	10/15/2030	836	739

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lowe's Cos. Inc.	4.250%	3/15/2031	785	770
	Lowe's Cos. Inc.	2.625%	4/1/2031	440	401
	Lowe's Cos. Inc.	3.750%	4/1/2032	960	910
	Lowe's Cos. Inc.	5.000%	4/15/2033	520	523
	Lowe's Cos. Inc.	5.150%	7/1/2033	505	511
	Lowe's Cos. Inc.	2.800%	9/15/2041	866	617
	Lowe's Cos. Inc.	3.700%	4/15/2046	270	202
	Lowe's Cos. Inc.	4.050%	5/3/2047	400	312
	Lowe's Cos. Inc.	3.000%	10/15/2050	530	333
	Lowe's Cos. Inc.	4.250%	4/1/2052	485	379
	Lowe's Cos. Inc.	5.625%	4/15/2053	495	475
	Lowe's Cos. Inc.	4.450%	4/1/2062	325	252
	Lowe's Cos. Inc.	5.800%	9/15/2062	210	204
	Magna International Inc.	2.450%	6/15/2030	470	431
	Marriott International Inc.	5.000%	10/15/2027	205	207
	Marriott International Inc.	4.900%	4/15/2029	125	126
	Marriott International Inc.	4.875%	5/15/2029	50	50
[1]	Marriott International Inc.	4.625%	6/15/2030	460	459
[1]	Marriott International Inc.	2.850%	4/15/2031	170	156
	Marriott International Inc.	5.100%	4/15/2032	50	51
[1]	Marriott International Inc.	3.500%	10/15/2032	205	189
	Marriott International Inc.	5.300%	5/15/2034	110	111
	Marriott International Inc.	5.350%	3/15/2035	445	451
	Marriott International Inc.	5.500%	4/15/2037	392	396
	Marriott International Inc.	5.100%	5/1/2038	400	386
[1]	McDonald's Corp.	3.500%	7/1/2027	195	194
[1]	McDonald's Corp.	3.800%	4/1/2028	190	188
[1]	McDonald's Corp.	2.625%	9/1/2029	189	179
[1]	McDonald's Corp.	2.125%	3/1/2030	245	225
[1]	McDonald's Corp.	3.600%	7/1/2030	105	102
[1]	McDonald's Corp.	4.600%	9/9/2032	85	85
	McDonald's Corp.	4.950%	3/3/2035	191	190
[1]	McDonald's Corp.	4.700%	12/9/2035	243	238
	McDonald's Corp.	5.000%	2/13/2036	670	668
[1]	McDonald's Corp.	6.300%	10/15/2037	210	229
[1]	McDonald's Corp.	6.300%	3/1/2038	215	234
[1]	McDonald's Corp.	4.875%	12/9/2045	475	428
[1]	McDonald's Corp.	4.450%	3/1/2047	345	290
[1]	McDonald's Corp.	4.450%	9/1/2048	277	232
[1]	McDonald's Corp.	3.625%	9/1/2049	405	294
[1]	McDonald's Corp.	4.200%	4/1/2050	335	267
[1]	McDonald's Corp.	5.150%	9/9/2052	295	270
	McDonald's Corp.	5.450%	8/14/2053	200	191
	Mercedes-Benz Finance North America LLC	8.500%	1/18/2031	415	478
	NIKE Inc.	2.850%	3/27/2030	335	317
	NIKE Inc.	3.250%	3/27/2040	325	259
	NIKE Inc.	3.875%	11/1/2045	220	174
	NIKE Inc.	3.375%	3/27/2050	228	161
	NVR Inc.	3.000%	5/15/2030	202	190
	O'Reilly Automotive Inc.	3.600%	9/1/2027	160	159
	O'Reilly Automotive Inc.	4.700%	6/15/2032	135	134
	Owens Corning	5.700%	6/15/2034	370	383
	Ralph Lauren Corp.	2.950%	6/15/2030	490	460
	Royal Caribbean Cruises Ltd.	4.750%	5/15/2033	20	19
	Royal Caribbean Cruises Ltd.	5.375%	1/15/2036	495	492
	Royal Caribbean Cruises Ltd.	5.250%	2/27/2038	500	484
	Stanley Black & Decker Inc.	2.300%	3/15/2030	260	238
	Starbucks Corp.	4.000%	11/15/2028	595	589
	Starbucks Corp.	3.550%	8/15/2029	310	302
	Starbucks Corp.	2.250%	3/12/2030	100	92
	Starbucks Corp.	2.550%	11/15/2030	415	381
	Starbucks Corp.	3.000%	2/14/2032	175	160
	Starbucks Corp.	4.500%	11/15/2048	73	61
	Starbucks Corp.	4.450%	8/15/2049	260	214
	Starbucks Corp.	3.500%	11/15/2050	335	234
	Tapestry Inc.	5.500%	3/11/2035	200	202
	Toyota Motor Credit Corp.	4.625%	1/12/2028	1,000	1,007
[1]	Toyota Motor Credit Corp.	1.900%	4/6/2028	1,000	961
	Toyota Motor Credit Corp.	4.050%	9/5/2028	1,000	996
[1]	Toyota Motor Credit Corp.	4.050%	3/13/2029	1,000	992

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Toyota Motor Credit Corp.	3.375%	4/1/2030	750	720
	Toyota Motor Credit Corp.	5.550%	11/20/2030	750	779
	Toyota Motor Credit Corp.	5.350%	1/9/2035	750	769
	Tractor Supply Co.	5.250%	5/15/2033	245	246
					97,738
Consumer Staples (3.2%)
	Bunge Ltd. Finance Corp.	4.200%	9/17/2029	250	247
	Bunge Ltd. Finance Corp.	2.750%	5/14/2031	240	219
	Bunge Ltd. Finance Corp.	4.650%	9/17/2034	235	228
	Campbell's Co.	4.150%	3/15/2028	225	223
	Campbell's Co.	5.400%	3/21/2034	270	262
	Campbell's Co.	4.750%	3/23/2035	127	117
	Coca-Cola Co.	1.450%	6/1/2027	490	478
	Coca-Cola Co.	1.500%	3/5/2028	275	263
	Coca-Cola Co.	1.000%	3/15/2028	435	412
	Coca-Cola Co.	2.125%	9/6/2029	315	296
	Coca-Cola Co.	3.450%	3/25/2030	220	214
	Coca-Cola Co.	1.650%	6/1/2030	410	370
	Coca-Cola Co.	2.000%	3/5/2031	145	130
	Coca-Cola Co.	1.375%	3/15/2031	435	379
	Coca-Cola Co.	2.250%	1/5/2032	365	327
	Coca-Cola Co.	5.000%	5/13/2034	175	180
	Coca-Cola Co.	4.650%	8/14/2034	415	416
	Coca-Cola Co.	2.500%	6/1/2040	320	235
	Coca-Cola Co.	2.875%	5/5/2041	135	103
	Coca-Cola Co.	2.600%	6/1/2050	303	186
	Coca-Cola Co.	3.000%	3/5/2051	320	213
	Coca-Cola Co.	2.500%	3/15/2051	830	494
	Coca-Cola Co.	5.300%	5/13/2054	190	184
	Coca-Cola Co.	5.200%	1/14/2055	400	381
	Coca-Cola Co.	2.750%	6/1/2060	455	264
	Coca-Cola Co.	5.400%	5/13/2064	331	318
	Coca-Cola Femsa SAB de CV	2.750%	1/22/2030	430	402
	Conagra Brands Inc.	1.375%	11/1/2027	175	167
	Conagra Brands Inc.	4.850%	11/1/2028	375	376
	Conagra Brands Inc.	5.300%	11/1/2038	210	197
	Conagra Brands Inc.	5.400%	11/1/2048	330	286
	Dollar General Corp.	3.500%	4/3/2030	345	329
	Dollar General Corp.	5.450%	7/5/2033	250	254
	Dollar Tree Inc.	4.200%	5/15/2028	275	273
	Dollar Tree Inc.	2.650%	12/1/2031	254	227
	General Mills Inc.	4.200%	4/17/2028	204	203
	General Mills Inc.	4.875%	1/30/2030	275	277
	General Mills Inc.	2.875%	4/15/2030	280	262
	General Mills Inc.	4.950%	3/29/2033	200	199
	General Mills Inc.	5.250%	1/30/2035	185	185
	Haleon US Capital LLC	3.375%	3/24/2029	360	350
	Haleon US Capital LLC	3.625%	3/24/2032	855	802
	Haleon US Capital LLC	4.000%	3/24/2052	310	240
	Hormel Foods Corp.	1.700%	6/3/2028	330	313
	Hormel Foods Corp.	1.800%	6/11/2030	130	117
	J M Smucker Co.	5.900%	11/15/2028	190	196
	J M Smucker Co.	6.200%	11/15/2033	275	293
	J M Smucker Co.	6.500%	11/15/2043	165	176
	J M Smucker Co.	6.500%	11/15/2053	310	335
	JBS NV	3.625%	1/15/2032	525	486
	JBS NV	3.000%	5/15/2032	345	307
	JBS NV	5.750%	4/1/2033	430	442
	JBS NV	6.750%	3/15/2034	33	36
	JBS NV	5.950%	4/20/2035	180	186
	JBS NV	5.500%	1/15/2036	496	495
[2]	JBS NV	5.625%	3/10/2037	450	449
	JBS NV	4.375%	2/2/2052	305	231
	JBS NV	6.500%	12/1/2052	545	551
	JBS NV	7.250%	11/15/2053	294	322
	JBS NV	6.250%	3/1/2056	485	474
[2]	JBS NV	6.400%	5/10/2057	225	224
	JBS NV	6.375%	4/15/2066	290	283
	Kenvue Inc.	5.050%	3/22/2028	355	359

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Kenvue Inc.	5.000%	3/22/2030	495	503
Kenvue Inc.	4.850%	5/22/2032	125	126
Kenvue Inc.	4.900%	3/22/2033	610	614
Kenvue Inc.	5.050%	3/22/2053	370	338
Kenvue Inc.	5.200%	3/22/2063	202	183
Keurig Dr Pepper Inc.	4.597%	5/25/2028	445	445
Keurig Dr Pepper Inc.	5.050%	3/15/2029	340	343
Keurig Dr Pepper Inc.	3.950%	4/15/2029	150	147
Keurig Dr Pepper Inc.	3.200%	5/1/2030	145	137
Keurig Dr Pepper Inc.	4.050%	4/15/2032	161	153
Keurig Dr Pepper Inc.	3.800%	5/1/2050	255	181
Keurig Dr Pepper Inc.	4.500%	4/15/2052	386	307
Kimberly-Clark Corp.	3.100%	3/26/2030	280	267
Kraft Heinz Foods Co.	6.875%	1/26/2039	260	285
Kraft Heinz Foods Co.	5.000%	6/4/2042	350	313
Kraft Heinz Foods Co.	5.200%	7/15/2045	525	466
Kraft Heinz Foods Co.	4.375%	6/1/2046	175	140
Kraft Heinz Foods Co.	4.875%	10/1/2049	585	488
McCormick & Co. Inc.	3.400%	8/15/2027	205	203
Mondelez International Inc.	2.750%	4/13/2030	100	93
Mondelez International Inc.	3.000%	3/17/2032	207	188
Mondelez International Inc.	2.625%	9/4/2050	370	222
PepsiCo Inc.	3.000%	10/15/2027	470	464
PepsiCo Inc.	3.600%	2/18/2028	180	178
PepsiCo Inc.	4.500%	7/17/2029	85	86
PepsiCo Inc.	2.625%	7/29/2029	360	343
PepsiCo Inc.	2.750%	3/19/2030	414	390
PepsiCo Inc.	1.625%	5/1/2030	430	388
PepsiCo Inc.	1.400%	2/25/2031	205	179
PepsiCo Inc.	1.950%	10/21/2031	765	674
PepsiCo Inc.	4.650%	7/23/2032	570	573
PepsiCo Inc.	5.000%	7/23/2035	850	857
PepsiCo Inc.	2.625%	10/21/2041	770	551
PepsiCo Inc.	4.450%	4/14/2046	270	235
PepsiCo Inc.	3.450%	10/6/2046	270	201
PepsiCo Inc.	2.875%	10/15/2049	150	98
PepsiCo Inc.	3.625%	3/19/2050	285	212
PepsiCo Inc.	2.750%	10/21/2051	255	158
PepsiCo Inc.	5.250%	7/17/2054	150	144
Pilgrim's Pride Corp.	4.250%	4/15/2031	840	806
Pilgrim's Pride Corp.	3.500%	3/1/2032	260	236
Procter & Gamble Co.	2.850%	8/11/2027	230	227
Procter & Gamble Co.	3.000%	3/25/2030	560	535
Procter & Gamble Co.	1.200%	10/29/2030	805	705
Procter & Gamble Co.	1.950%	4/23/2031	210	188
Procter & Gamble Co.	4.100%	11/3/2032	45	44
Sysco Corp.	3.250%	7/15/2027	165	163
Sysco Corp.	5.950%	4/1/2030	352	366
Sysco Corp.	6.600%	4/1/2050	325	346
Sysco Corp.	3.150%	12/14/2051	345	220
Target Corp.	3.375%	4/15/2029	265	259
Target Corp.	2.350%	2/15/2030	155	144
Target Corp.	4.500%	9/15/2032	140	140
Target Corp.	4.500%	9/15/2034	100	97
Target Corp.	5.000%	4/15/2035	240	241
Target Corp.	4.000%	7/1/2042	483	404
Target Corp.	2.950%	1/15/2052	215	137
Target Corp.	4.800%	1/15/2053	245	216
Tyson Foods Inc.	3.550%	6/2/2027	330	328
Tyson Foods Inc.	4.350%	3/1/2029	755	751
Tyson Foods Inc.	5.700%	3/15/2034	243	252
Tyson Foods Inc.	5.100%	9/28/2048	322	296
Unilever Capital Corp.	4.250%	8/12/2027	320	321
Unilever Capital Corp.	3.500%	3/22/2028	178	176
Unilever Capital Corp.	2.125%	9/6/2029	270	253
Unilever Capital Corp.	1.750%	8/12/2031	315	275
Unilever Capital Corp.	5.900%	11/15/2032	280	301
Unilever Capital Corp.	5.000%	12/8/2033	110	112

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Unilever Capital Corp.	4.625%	8/12/2034	310	306
					39,161
Financials (41.8%)
[1]	Aegon Ltd.	5.500%	4/11/2048	470	471
	AerCap Ireland Capital DAC	3.650%	7/21/2027	595	589
	AerCap Ireland Capital DAC	4.875%	4/1/2028	150	151
	AerCap Ireland Capital DAC	5.750%	6/6/2028	398	407
	AerCap Ireland Capital DAC	3.000%	10/29/2028	1,070	1,031
	AerCap Ireland Capital DAC	5.100%	1/19/2029	205	207
	AerCap Ireland Capital DAC	4.625%	9/10/2029	1,080	1,078
	AerCap Ireland Capital DAC	6.150%	9/30/2030	235	246
	AerCap Ireland Capital DAC	3.300%	1/30/2032	1,292	1,182
	AerCap Ireland Capital DAC	3.400%	10/29/2033	575	512
	AerCap Ireland Capital DAC	4.950%	9/10/2034	480	468
	AerCap Ireland Capital DAC	3.850%	10/29/2041	510	411
	AerCap Ireland Capital DAC	6.950%	3/10/2055	150	155
	Aflac Inc.	3.600%	4/1/2030	115	111
	Allstate Corp.	5.250%	3/30/2033	215	219
	Ally Financial Inc.	4.750%	6/9/2027	1,155	1,159
	Ally Financial Inc.	7.100%	11/15/2027	435	450
	Ally Financial Inc.	2.200%	11/2/2028	175	165
	Ally Financial Inc.	5.737%	5/15/2029	30	30
	Ally Financial Inc.	6.992%	6/13/2029	140	145
	Ally Financial Inc.	6.848%	1/3/2030	170	177
[1]	Ally Financial Inc.	8.000%	11/1/2031	283	316
	Ally Financial Inc.	6.184%	7/26/2035	445	454
	American Express Co.	5.043%	7/26/2028	570	574
	American Express Co.	4.009%	2/9/2029	80	79
	American Express Co.	4.731%	4/25/2029	300	301
	American Express Co.	5.282%	7/27/2029	471	478
	American Express Co.	5.532%	4/25/2030	485	497
	American Express Co.	4.444%	5/3/2030	1,000	997
	American Express Co.	5.085%	1/30/2031	312	317
	American Express Co.	5.016%	4/25/2031	345	349
	American Express Co.	6.489%	10/30/2031	205	220
	American Express Co.	4.989%	5/26/2033	185	184
	American Express Co.	4.918%	7/20/2033	540	541
	American Express Co.	4.420%	8/3/2033	360	351
	American Express Co.	5.043%	5/1/2034	885	889
	American Express Co.	5.284%	7/26/2035	470	476
	American Express Co.	5.442%	1/30/2036	395	403
	American Express Co.	5.667%	4/25/2036	400	415
	American Express Co.	4.804%	10/24/2036	815	789
	American Express Co.	4.050%	12/3/2042	319	269
	American International Group Inc.	5.125%	3/27/2033	85	86
	American International Group Inc.	4.750%	4/1/2048	323	284
	American International Group Inc.	4.375%	6/30/2050	235	193
	Ameriprise Financial Inc.	5.150%	5/15/2033	280	285
	Ameriprise Financial Inc.	5.200%	4/15/2035	345	346
	Aon Corp.	3.750%	5/2/2029	221	216
	Aon Corp.	2.800%	5/15/2030	755	704
	Aon Corp.	5.350%	2/28/2033	140	143
	Aon Corp.	3.900%	2/28/2052	330	244
	Aon North America Inc.	5.150%	3/1/2029	150	152
	Aon North America Inc.	5.450%	3/1/2034	405	414
	Aon North America Inc.	5.750%	3/1/2054	625	612
	Apollo Global Management Inc.	5.800%	5/21/2054	415	400
	Arch Capital Group Ltd.	3.635%	6/30/2050	200	146
	Ares Capital Corp.	2.875%	6/15/2028	215	206
	Ares Capital Corp.	5.875%	3/1/2029	215	217
	Ares Capital Corp.	5.950%	7/15/2029	210	213
	Ares Capital Corp.	5.500%	9/1/2030	495	490
	Ares Capital Corp.	5.250%	4/12/2031	200	195
	Ares Capital Corp.	5.800%	3/8/2032	225	224
	Ares Management Corp.	5.600%	10/11/2054	150	136
	Arthur J Gallagher & Co.	4.600%	12/15/2027	105	105
	Arthur J Gallagher & Co.	4.850%	12/15/2029	290	293
	Arthur J Gallagher & Co.	5.150%	2/15/2035	510	506
	Arthur J Gallagher & Co.	3.500%	5/20/2051	310	214

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Arthur J Gallagher & Co.	5.550%	2/15/2055	405	382
	Athene Holding Ltd.	4.125%	1/12/2028	180	179
	Athene Holding Ltd.	6.250%	4/1/2054	350	330
	Athene Holding Ltd.	6.625%	5/19/2055	250	247
	Australia & New Zealand Banking Group Ltd.	4.615%	12/16/2029	705	712
	AXA SA	8.600%	12/15/2030	310	356
	Banco Bilbao Vizcaya Argentaria SA	6.138%	9/14/2028	290	296
	Banco Bilbao Vizcaya Argentaria SA	5.381%	3/13/2029	400	409
	Banco Bilbao Vizcaya Argentaria SA	7.883%	11/15/2034	185	210
	Banco Bilbao Vizcaya Argentaria SA	6.033%	3/13/2035	350	365
	Banco Bilbao Vizcaya Argentaria SA	5.127%	3/3/2036	200	195
	Banco Santander SA	5.294%	8/18/2027	600	606
	Banco Santander SA	3.800%	2/23/2028	395	390
	Banco Santander SA	4.379%	4/12/2028	496	494
[1]	Banco Santander SA	5.365%	7/15/2028	893	902
	Banco Santander SA	5.588%	8/8/2028	225	230
	Banco Santander SA	6.607%	11/7/2028	430	450
	Banco Santander SA	3.306%	6/27/2029	446	430
	Banco Santander SA	5.565%	1/17/2030	490	502
	Banco Santander SA	5.538%	3/14/2030	610	622
	Banco Santander SA	3.490%	5/28/2030	375	357
	Banco Santander SA	4.551%	11/6/2030	40	39
	Banco Santander SA	2.749%	12/3/2030	677	612
	Banco Santander SA	2.958%	3/25/2031	775	710
	Banco Santander SA	5.439%	7/15/2031	225	231
	Banco Santander SA	3.225%	11/22/2032	365	330
	Banco Santander SA	6.921%	8/8/2033	369	401
	Banco Santander SA	6.938%	11/7/2033	355	398
	Banco Santander SA	6.350%	3/14/2034	245	259
	Banco Santander SA	6.033%	1/17/2035	300	314
	Banco Santander SA	5.127%	11/6/2035	400	392
[1]	Bank of America Corp.	4.183%	11/25/2027	795	793
[1]	Bank of America Corp.	3.593%	7/21/2028	1,045	1,036
[1]	Bank of America Corp.	4.948%	7/22/2028	1,345	1,353
	Bank of America Corp.	6.204%	11/10/2028	1,020	1,045
[1]	Bank of America Corp.	3.419%	12/20/2028	1,428	1,405
	Bank of America Corp.	4.979%	1/24/2029	980	988
[1]	Bank of America Corp.	3.970%	3/5/2029	580	575
	Bank of America Corp.	5.202%	4/25/2029	1,030	1,043
[1]	Bank of America Corp.	2.087%	6/14/2029	663	631
[1]	Bank of America Corp.	4.271%	7/23/2029	737	732
	Bank of America Corp.	5.819%	9/15/2029	1,300	1,335
[1]	Bank of America Corp.	3.974%	2/7/2030	1,085	1,067
	Bank of America Corp.	4.477%	4/23/2030	700	697
[1]	Bank of America Corp.	3.194%	7/23/2030	690	661
[1]	Bank of America Corp.	2.884%	10/22/2030	750	709
	Bank of America Corp.	5.162%	1/24/2031	565	574
[1]	Bank of America Corp.	2.496%	2/13/2031	2,340	2,165
[1]	Bank of America Corp.	2.592%	4/29/2031	655	605
[1]	Bank of America Corp.	1.898%	7/23/2031	425	380
[1]	Bank of America Corp.	1.922%	10/24/2031	857	760
	Bank of America Corp.	4.456%	2/6/2032	1,220	1,201
[1]	Bank of America Corp.	2.651%	3/11/2032	930	844
	Bank of America Corp.	2.687%	4/22/2032	1,030	935
	Bank of America Corp.	4.695%	4/23/2032	640	636
	Bank of America Corp.	2.299%	7/21/2032	815	721
	Bank of America Corp.	2.572%	10/20/2032	1,005	896
[1]	Bank of America Corp.	2.972%	2/4/2033	1,645	1,487
	Bank of America Corp.	4.571%	4/27/2033	1,626	1,597
[1]	Bank of America Corp.	5.015%	7/22/2033	1,360	1,367
	Bank of America Corp.	5.288%	4/25/2034	1,553	1,577
	Bank of America Corp.	5.872%	9/15/2034	650	681
	Bank of America Corp.	5.468%	1/23/2035	1,400	1,431
[1]	Bank of America Corp.	5.425%	8/15/2035	545	548
	Bank of America Corp.	5.518%	10/25/2035	960	967
	Bank of America Corp.	5.511%	1/24/2036	1,030	1,055
	Bank of America Corp.	5.744%	2/12/2036	610	623
	Bank of America Corp.	5.464%	5/9/2036	1,316	1,344
	Bank of America Corp.	2.482%	9/21/2036	660	576
	Bank of America Corp.	6.110%	1/29/2037	732	772

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bank of America Corp.	5.045%	2/6/2037	995	980
	Bank of America Corp.	3.846%	3/8/2037	790	736
	Bank of America Corp.	5.489%	4/23/2037	933	928
[1]	Bank of America Corp.	4.244%	4/24/2038	625	572
	Bank of America Corp.	7.750%	5/14/2038	195	233
[1]	Bank of America Corp.	4.078%	4/23/2040	415	363
[1]	Bank of America Corp.	2.676%	6/19/2041	750	544
[1]	Bank of America Corp.	5.875%	2/7/2042	550	569
	Bank of America Corp.	3.311%	4/22/2042	800	619
[1]	Bank of America Corp.	5.000%	1/21/2044	500	470
[1]	Bank of America Corp.	4.443%	1/20/2048	491	418
[1]	Bank of America Corp.	3.946%	1/23/2049	240	188
[1]	Bank of America Corp.	4.330%	3/15/2050	995	820
[1]	Bank of America Corp.	4.083%	3/20/2051	1,602	1,265
[1]	Bank of America Corp.	2.831%	10/24/2051	570	357
[1]	Bank of America Corp.	3.483%	3/13/2052	290	206
	Bank of America Corp.	2.972%	7/21/2052	640	414
[1]	Bank of America NA	6.000%	10/15/2036	355	376
[1]	Bank of Montreal	4.700%	9/14/2027	408	410
	Bank of Montreal	5.203%	2/1/2028	257	260
	Bank of Montreal	5.717%	9/25/2028	275	282
	Bank of Montreal	5.004%	1/27/2029	115	116
	Bank of Montreal	4.640%	9/10/2030	445	445
	Bank of Montreal	5.511%	6/4/2031	665	689
[1]	Bank of Montreal	4.439%	1/14/2032	100	98
[1]	Bank of Montreal	3.803%	12/15/2032	430	423
	Bank of Montreal	3.088%	1/10/2037	400	358
[1]	Bank of New York Mellon Corp.	3.400%	1/29/2028	232	230
	Bank of New York Mellon Corp.	4.441%	6/9/2028	308	309
	Bank of New York Mellon Corp.	4.890%	7/21/2028	160	161
[1]	Bank of New York Mellon Corp.	5.802%	10/25/2028	465	475
	Bank of New York Mellon Corp.	4.543%	2/1/2029	285	286
[1]	Bank of New York Mellon Corp.	3.300%	8/23/2029	935	900
[1]	Bank of New York Mellon Corp.	6.317%	10/25/2029	362	377
[1]	Bank of New York Mellon Corp.	4.975%	3/14/2030	215	218
	Bank of New York Mellon Corp.	4.942%	2/11/2031	580	586
	Bank of New York Mellon Corp.	4.540%	4/23/2032	167	166
	Bank of New York Mellon Corp.	5.060%	7/22/2032	330	335
[1]	Bank of New York Mellon Corp.	4.289%	6/13/2033	258	251
[1]	Bank of New York Mellon Corp.	5.834%	10/25/2033	255	269
	Bank of New York Mellon Corp.	4.706%	2/1/2034	285	282
[1]	Bank of New York Mellon Corp.	4.967%	4/26/2034	245	245
[1]	Bank of New York Mellon Corp.	6.474%	10/25/2034	205	224
[1]	Bank of New York Mellon Corp.	5.188%	3/14/2035	540	548
	Bank of New York Mellon Corp.	5.316%	6/6/2036	140	142
[1]	Bank of Nova Scotia	5.400%	6/4/2027	190	192
	Bank of Nova Scotia	5.250%	6/12/2028	215	219
	Bank of Nova Scotia	4.404%	9/8/2028	100	100
	Bank of Nova Scotia	4.932%	2/14/2029	370	373
	Bank of Nova Scotia	4.850%	2/1/2030	690	696
	Bank of Nova Scotia	4.247%	2/2/2030	1,090	1,079
	Bank of Nova Scotia	5.130%	2/14/2031	200	203
	Bank of Nova Scotia	4.338%	9/15/2031	130	128
	Bank of Nova Scotia	2.450%	2/2/2032	290	257
	Bank of Nova Scotia	5.650%	2/1/2034	355	370
	Bank of Nova Scotia	4.813%	2/2/2034	790	780
	Bank of Nova Scotia	4.588%	5/4/2037	265	255
	Barclays plc	4.337%	1/10/2028	490	489
	Barclays plc	4.836%	5/9/2028	525	526
	Barclays plc	5.501%	8/9/2028	985	995
	Barclays plc	4.837%	9/10/2028	596	598
	Barclays plc	7.385%	11/2/2028	874	906
	Barclays plc	5.086%	2/25/2029	200	202
[1]	Barclays plc	4.972%	5/16/2029	409	411
	Barclays plc	6.490%	9/13/2029	260	270
	Barclays plc	5.690%	3/12/2030	565	579
	Barclays plc	4.219%	5/24/2030	35	34
[1]	Barclays plc	5.088%	6/20/2030	260	261
	Barclays plc	4.942%	9/10/2030	329	330
	Barclays plc	5.367%	2/25/2031	335	340

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Barclays plc	2.645%	6/24/2031	175	161
	Barclays plc	4.521%	2/24/2032	306	300
	Barclays plc	2.667%	3/10/2032	430	388
	Barclays plc	2.894%	11/24/2032	310	277
	Barclays plc	5.746%	8/9/2033	450	463
	Barclays plc	7.437%	11/2/2033	575	643
	Barclays plc	6.224%	5/9/2034	600	633
	Barclays plc	7.119%	6/27/2034	495	542
	Barclays plc	6.692%	9/13/2034	610	660
	Barclays plc	5.335%	9/10/2035	533	530
	Barclays plc	3.564%	9/23/2035	260	244
	Barclays plc	5.785%	2/25/2036	525	536
	Barclays plc	5.207%	2/24/2037	450	438
	Barclays plc	3.811%	3/10/2042	355	280
	Barclays plc	3.330%	11/24/2042	205	153
	Barclays plc	5.250%	8/17/2045	395	370
	Barclays plc	5.860%	8/11/2046	285	284
	Barclays plc	4.950%	1/10/2047	500	446
	Barclays plc	6.036%	3/12/2055	365	378
	BlackRock Funding Inc.	5.000%	3/14/2034	235	238
	BlackRock Funding Inc.	5.250%	3/14/2054	265	250
	BlackRock Funding Inc.	5.350%	1/8/2055	340	327
	Blackrock Inc.	3.250%	4/30/2029	220	214
	Blackrock Inc.	2.400%	4/30/2030	283	263
	Blackrock Inc.	1.900%	1/28/2031	190	170
	Blackrock Inc.	2.100%	2/25/2032	681	598
	Blackrock Inc.	4.750%	5/25/2033	491	495
	Blackstone Reg Finance Co. LLC	5.000%	12/6/2034	433	428
	Blue Owl Capital Corp.	2.875%	6/11/2028	175	165
	Blue Owl Capital Corp.	5.950%	3/15/2029	335	335
	Brighthouse Financial Inc.	3.700%	6/22/2027	175	173
	Brighthouse Financial Inc.	4.700%	6/22/2047	228	165
	Brookfield Asset Management Ltd.	6.077%	9/15/2055	225	227
	Brown & Brown Inc.	4.900%	6/23/2030	240	240
	Brown & Brown Inc.	5.550%	6/23/2035	465	466
	Brown & Brown Inc.	6.250%	6/23/2055	250	251
	Canadian Imperial Bank of Commerce	5.237%	6/28/2027	125	126
	Canadian Imperial Bank of Commerce	5.001%	4/28/2028	225	228
	Canadian Imperial Bank of Commerce	4.857%	3/30/2029	135	136
	Canadian Imperial Bank of Commerce	5.260%	4/8/2029	375	382
	Canadian Imperial Bank of Commerce	4.283%	1/29/2030	990	981
	Canadian Imperial Bank of Commerce	4.631%	9/11/2030	220	220
	Canadian Imperial Bank of Commerce	5.245%	1/13/2031	690	703
	Canadian Imperial Bank of Commerce	4.580%	9/8/2031	250	248
	Canadian Imperial Bank of Commerce	3.600%	4/7/2032	395	371
	Canadian Imperial Bank of Commerce	6.092%	10/3/2033	460	491
	Capital One Financial Corp.	3.800%	1/31/2028	634	627
	Capital One Financial Corp.	5.468%	2/1/2029	335	340
	Capital One Financial Corp.	6.312%	6/8/2029	255	263
	Capital One Financial Corp.	5.700%	2/1/2030	725	743
	Capital One Financial Corp.	3.273%	3/1/2030	283	273
	Capital One Financial Corp.	5.247%	7/26/2030	90	91
	Capital One Financial Corp.	5.463%	7/26/2030	242	247
	Capital One Financial Corp.	4.493%	9/11/2031	355	349
[1]	Capital One Financial Corp.	7.624%	10/30/2031	925	1,019
	Capital One Financial Corp.	4.722%	1/30/2032	569	562
	Capital One Financial Corp.	2.359%	7/29/2032	280	242
	Capital One Financial Corp.	6.700%	11/29/2032	175	190
	Capital One Financial Corp.	5.268%	5/10/2033	304	305
	Capital One Financial Corp.	5.817%	2/1/2034	545	561
	Capital One Financial Corp.	6.377%	6/8/2034	470	498
	Capital One Financial Corp.	7.964%	11/2/2034	385	444
	Capital One Financial Corp.	6.051%	2/1/2035	160	166
	Capital One Financial Corp.	5.884%	7/26/2035	162	166
	Capital One Financial Corp.	6.183%	1/30/2036	420	430
	Capital One Financial Corp.	5.197%	9/11/2036	950	925
[1]	Capital One NA	4.650%	9/13/2028	380	381
	Charles Schwab Corp.	2.000%	3/20/2028	185	178
	Charles Schwab Corp.	5.643%	5/19/2029	430	440
	Charles Schwab Corp.	6.196%	11/17/2029	265	275

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Charles Schwab Corp.	1.650%	3/11/2031	215	188
	Charles Schwab Corp.	2.300%	5/13/2031	315	282
	Charles Schwab Corp.	4.343%	11/14/2031	1,610	1,586
	Charles Schwab Corp.	1.950%	12/1/2031	370	322
	Charles Schwab Corp.	2.900%	3/3/2032	280	254
	Charles Schwab Corp.	5.853%	5/19/2034	415	434
	Charles Schwab Corp.	6.136%	8/24/2034	285	303
	Charles Schwab Corp.	5.493%	5/21/2037	70	71
	Chubb INA Holdings LLC	1.375%	9/15/2030	440	386
	Chubb INA Holdings LLC	5.000%	3/15/2034	897	901
	Chubb INA Holdings LLC	4.900%	8/15/2035	425	419
	Chubb INA Holdings LLC	6.000%	5/11/2037	280	298
	Chubb INA Holdings LLC	4.350%	11/3/2045	425	365
	Chubb INA Holdings LLC	3.050%	12/15/2061	255	156
	Citibank NA	4.838%	8/6/2029	760	769
[1]	Citibank NA	4.914%	5/29/2030	375	380
[1]	Citibank NA	5.570%	4/30/2034	545	568
	Citigroup Inc.	4.450%	9/29/2027	1,360	1,359
[1]	Citigroup Inc.	3.668%	7/24/2028	1,095	1,086
	Citigroup Inc.	4.125%	7/25/2028	645	639
[1]	Citigroup Inc.	3.520%	10/27/2028	410	405
	Citigroup Inc.	4.786%	3/4/2029	310	311
[1]	Citigroup Inc.	4.075%	4/23/2029	670	665
	Citigroup Inc.	5.174%	2/13/2030	1,645	1,668
[1]	Citigroup Inc.	3.980%	3/20/2030	820	805
	Citigroup Inc.	4.542%	9/19/2030	614	611
[1]	Citigroup Inc.	2.976%	11/5/2030	585	553
[1]	Citigroup Inc.	2.666%	1/29/2031	590	549
[1]	Citigroup Inc.	4.412%	3/31/2031	634	627
	Citigroup Inc.	4.952%	5/7/2031	940	946
[1]	Citigroup Inc.	2.572%	6/3/2031	765	704
	Citigroup Inc.	2.561%	5/1/2032	692	623
	Citigroup Inc.	6.625%	6/15/2032	485	527
	Citigroup Inc.	2.520%	11/3/2032	510	453
	Citigroup Inc.	3.057%	1/25/2033	935	848
	Citigroup Inc.	3.785%	3/17/2033	1,178	1,110
	Citigroup Inc.	4.910%	5/24/2033	693	690
	Citigroup Inc.	6.270%	11/17/2033	490	523
	Citigroup Inc.	6.174%	5/25/2034	1,385	1,448
	Citigroup Inc.	5.592%	11/19/2034	435	442
	Citigroup Inc.	5.827%	2/13/2035	460	469
	Citigroup Inc.	6.020%	1/24/2036	920	947
[1]	Citigroup Inc.	5.333%	3/27/2036	675	680
	Citigroup Inc.	5.174%	9/11/2036	880	876
[1]	Citigroup Inc.	3.878%	1/24/2039	311	270
	Citigroup Inc.	8.125%	7/15/2039	402	503
	Citigroup Inc.	5.411%	9/19/2039	640	633
[1]	Citigroup Inc.	5.316%	3/26/2041	295	290
	Citigroup Inc.	5.875%	1/30/2042	755	777
	Citigroup Inc.	2.904%	11/3/2042	280	203
	Citigroup Inc.	6.675%	9/13/2043	220	239
	Citigroup Inc.	5.300%	5/6/2044	145	136
	Citigroup Inc.	4.650%	7/30/2045	470	415
	Citigroup Inc.	4.750%	5/18/2046	435	371
[1]	Citigroup Inc.	4.281%	4/24/2048	250	206
	Citigroup Inc.	4.650%	7/23/2048	427	371
	Citigroup Inc.	5.612%	3/4/2056	756	741
	Citizens Bank NA	4.575%	8/9/2028	34	34
	Citizens Bank NA	4.192%	1/29/2029	130	129
	Citizens Financial Group Inc.	5.841%	1/23/2030	185	190
	Citizens Financial Group Inc.	3.250%	4/30/2030	229	217
	Citizens Financial Group Inc.	5.253%	3/5/2031	90	91
	Citizens Financial Group Inc.	5.718%	7/23/2032	287	295
	Citizens Financial Group Inc.	6.645%	4/25/2035	265	286
	CME Group Inc.	4.400%	3/15/2030	180	180
	CME Group Inc.	2.650%	3/15/2032	565	511
	CME Group Inc.	5.300%	9/15/2043	333	331
[1]	Commonwealth Bank of Australia	4.355%	3/27/2029	725	726
[1]	Cooperatieve Rabobank UA	5.250%	5/24/2041	410	404
	Cooperatieve Rabobank UA	5.750%	12/1/2043	450	443

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cooperatieve Rabobank UA	5.250%	8/4/2045	260	241
	Corebridge Financial Inc.	3.850%	4/5/2029	250	244
	Corebridge Financial Inc.	3.900%	4/5/2032	272	256
	Corebridge Financial Inc.	5.750%	1/15/2034	268	276
	Corebridge Financial Inc.	4.400%	4/5/2052	335	270
	Corebridge Financial Inc.	6.875%	12/15/2052	235	238
	Corebridge Financial Inc.	6.375%	9/15/2054	395	393
[1]	Deutsche Bank AG	5.373%	1/10/2029	60	61
	Deutsche Bank AG	6.720%	1/18/2029	535	553
	Deutsche Bank AG	5.414%	5/10/2029	740	759
	Deutsche Bank AG	6.819%	11/20/2029	875	917
	Deutsche Bank AG	4.999%	9/11/2030	365	367
	Deutsche Bank AG	5.297%	5/9/2031	1,010	1,019
	Deutsche Bank AG	4.950%	8/4/2031	431	430
[1]	Deutsche Bank AG	3.547%	9/18/2031	395	372
	Deutsche Bank AG	3.729%	1/14/2032	225	210
	Deutsche Bank AG	3.035%	5/28/2032	385	350
	Deutsche Bank AG	4.875%	12/1/2032	275	274
	Deutsche Bank AG	3.742%	1/7/2033	200	183
	Deutsche Bank AG	7.079%	2/10/2034	605	649
	Deutsche Bank AG	5.403%	9/11/2035	570	570
	Enact Holdings Inc.	6.250%	5/28/2029	125	129
	Equitable Holdings Inc.	4.350%	4/20/2028	111	111
	Equitable Holdings Inc.	5.000%	4/20/2048	284	249
	Everest Reinsurance Holdings Inc.	3.500%	10/15/2050	380	258
	Everest Reinsurance Holdings Inc.	3.125%	10/15/2052	360	224
	Fifth Third Bancorp	6.361%	10/27/2028	215	220
	Fifth Third Bancorp	6.339%	7/27/2029	580	600
	Fifth Third Bancorp	4.772%	7/28/2030	262	262
	Fifth Third Bancorp	4.895%	9/6/2030	75	75
	Fifth Third Bancorp	5.631%	1/29/2032	315	324
	Fifth Third Bancorp	4.566%	4/29/2032	254	250
	Fifth Third Bancorp	5.141%	1/29/2037	310	304
	Fifth Third Bancorp	8.250%	3/1/2038	339	411
	Fifth Third Financial Corp.	5.982%	1/30/2030	320	329
	First Citizens BancShares Inc.	6.254%	3/12/2040	195	192
	Franklin Resources Inc.	1.600%	10/30/2030	130	114
	Global Payments Inc.	4.500%	11/15/2028	75	74
	Global Payments Inc.	3.200%	8/15/2029	200	189
	Global Payments Inc.	2.900%	5/15/2030	208	191
	Global Payments Inc.	4.875%	11/15/2030	555	546
	Global Payments Inc.	2.900%	11/15/2031	500	441
	Global Payments Inc.	5.400%	8/15/2032	550	550
	Global Payments Inc.	5.200%	11/15/2032	30	29
	Global Payments Inc.	5.550%	11/15/2035	30	29
	Global Payments Inc.	4.150%	8/15/2049	255	186
	Global Payments Inc.	5.950%	8/15/2052	500	474
	Goldman Sachs Capital I	6.345%	2/15/2034	242	253
[1]	Goldman Sachs Group Inc.	3.691%	6/5/2028	670	665
	Goldman Sachs Group Inc.	4.482%	8/23/2028	650	650
	Goldman Sachs Group Inc.	4.148%	1/21/2029	1,580	1,569
[1]	Goldman Sachs Group Inc.	3.814%	4/23/2029	709	699
[1]	Goldman Sachs Group Inc.	4.223%	5/1/2029	683	678
	Goldman Sachs Group Inc.	6.484%	10/24/2029	785	817
	Goldman Sachs Group Inc.	2.600%	2/7/2030	815	760
	Goldman Sachs Group Inc.	4.594%	4/20/2030	1,225	1,221
	Goldman Sachs Group Inc.	5.049%	7/23/2030	1,145	1,155
	Goldman Sachs Group Inc.	4.692%	10/23/2030	735	734
[1]	Goldman Sachs Group Inc.	5.207%	1/28/2031	686	695
	Goldman Sachs Group Inc.	5.218%	4/23/2031	910	923
[1]	Goldman Sachs Group Inc.	4.369%	10/21/2031	498	488
	Goldman Sachs Group Inc.	4.516%	1/21/2032	1,640	1,615
	Goldman Sachs Group Inc.	1.992%	1/27/2032	1,255	1,104
	Goldman Sachs Group Inc.	2.615%	4/22/2032	665	599
	Goldman Sachs Group Inc.	2.383%	7/21/2032	1,043	922
	Goldman Sachs Group Inc.	2.650%	10/21/2032	540	480
	Goldman Sachs Group Inc.	6.125%	2/15/2033	1,405	1,510
	Goldman Sachs Group Inc.	3.102%	2/24/2033	1,304	1,182
	Goldman Sachs Group Inc.	5.094%	4/20/2034	865	863
	Goldman Sachs Group Inc.	6.561%	10/24/2034	120	130

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Goldman Sachs Group Inc.	5.851%	4/25/2035	1,195	1,243
	Goldman Sachs Group Inc.	5.330%	7/23/2035	889	894
	Goldman Sachs Group Inc.	5.016%	10/23/2035	1,489	1,467
	Goldman Sachs Group Inc.	5.536%	1/28/2036	470	478
	Goldman Sachs Group Inc.	4.939%	10/21/2036	1,100	1,068
	Goldman Sachs Group Inc.	5.065%	1/21/2037	1,950	1,907
[3]	Goldman Sachs Group Inc.	5.425%	6/3/2037	236	237
	Goldman Sachs Group Inc.	6.750%	10/1/2037	1,200	1,312
[1]	Goldman Sachs Group Inc.	4.017%	10/31/2038	470	412
[1]	Goldman Sachs Group Inc.	4.411%	4/23/2039	380	343
	Goldman Sachs Group Inc.	6.250%	2/1/2041	1,160	1,233
	Goldman Sachs Group Inc.	5.387%	2/2/2041	630	614
	Goldman Sachs Group Inc.	3.210%	4/22/2042	955	720
	Goldman Sachs Group Inc.	2.908%	7/21/2042	300	216
	Goldman Sachs Group Inc.	3.436%	2/24/2043	590	451
	Goldman Sachs Group Inc.	5.150%	5/22/2045	645	589
	Goldman Sachs Group Inc.	4.750%	10/21/2045	335	296
	Goldman Sachs Group Inc.	5.561%	11/19/2045	885	860
	Goldman Sachs Group Inc.	5.541%	1/21/2047	800	772
	Goldman Sachs Group Inc.	5.734%	1/28/2056	715	705
	Golub Capital BDC Inc.	6.000%	7/15/2029	160	161
	HA Sustainable Infrastructure Capital Inc.	6.375%	7/1/2034	365	374
	Hartford Insurance Group Inc.	3.600%	8/19/2049	310	224
	HSBC Holdings plc	4.755%	6/9/2028	545	546
	HSBC Holdings plc	5.210%	8/11/2028	1,110	1,118
[1]	HSBC Holdings plc	2.013%	9/22/2028	745	721
	HSBC Holdings plc	7.390%	11/3/2028	1,085	1,127
	HSBC Holdings plc	5.130%	11/19/2028	712	717
	HSBC Holdings plc	4.899%	3/3/2029	290	292
	HSBC Holdings plc	6.161%	3/9/2029	1,025	1,052
[1]	HSBC Holdings plc	4.583%	6/19/2029	585	584
	HSBC Holdings plc	2.206%	8/17/2029	1,090	1,035
	HSBC Holdings plc	5.546%	3/4/2030	330	337
	HSBC Holdings plc	4.398%	3/10/2030	600	595
	HSBC Holdings plc	4.950%	3/31/2030	800	809
	HSBC Holdings plc	4.711%	5/12/2030	298	297
[1]	HSBC Holdings plc	3.973%	5/22/2030	943	924
	HSBC Holdings plc	5.286%	11/19/2030	395	401
	HSBC Holdings plc	5.130%	3/3/2031	439	443
	HSBC Holdings plc	5.240%	5/13/2031	635	643
[1]	HSBC Holdings plc	2.848%	6/4/2031	705	653
[1]	HSBC Holdings plc	2.357%	8/18/2031	640	578
	HSBC Holdings plc	4.619%	11/6/2031	590	583
	HSBC Holdings plc	4.675%	3/10/2032	332	328
	HSBC Holdings plc	5.733%	5/17/2032	315	325
	HSBC Holdings plc	2.804%	5/24/2032	750	678
	HSBC Holdings plc	2.871%	11/22/2032	270	243
	HSBC Holdings plc	4.762%	3/29/2033	615	600
	HSBC Holdings plc	5.402%	8/11/2033	1,351	1,371
	HSBC Holdings plc	8.113%	11/3/2033	550	633
	HSBC Holdings plc	6.254%	3/9/2034	585	623
	HSBC Holdings plc	5.208%	5/12/2034	500	499
	HSBC Holdings plc	6.547%	6/20/2034	700	744
	HSBC Holdings plc	7.399%	11/13/2034	415	462
	HSBC Holdings plc	5.719%	3/4/2035	280	288
	HSBC Holdings plc	5.874%	11/18/2035	565	578
	HSBC Holdings plc	5.450%	3/3/2036	565	570
	HSBC Holdings plc	5.790%	5/13/2036	651	672
	HSBC Holdings plc	5.741%	9/10/2036	830	837
	HSBC Holdings plc	5.279%	3/10/2037	940	929
	HSBC Holdings plc	6.500%	9/15/2037	355	381
[1]	HSBC Holdings plc	6.500%	9/15/2037	529	562
	HSBC Holdings plc	6.100%	1/14/2042	225	239
	HSBC Holdings plc	6.332%	3/9/2044	950	1,016
	HSBC Holdings plc	5.250%	3/14/2044	527	500
	HSBC USA Inc.	4.650%	6/3/2028	825	830
	Huntington Bancshares Inc.	4.443%	8/4/2028	169	169
	Huntington Bancshares Inc.	6.208%	8/21/2029	454	469
	Huntington Bancshares Inc.	2.550%	2/4/2030	390	361
	Huntington Bancshares Inc.	5.272%	1/15/2031	290	294

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Huntington Bancshares Inc.	4.623%	1/28/2032	254	250
	Huntington Bancshares Inc.	5.709%	2/2/2035	241	247
	Huntington Bancshares Inc.	5.605%	1/28/2041	191	187
	Huntington National Bank	5.650%	1/10/2030	210	217
	ING Groep NV	4.550%	10/2/2028	350	351
	ING Groep NV	4.858%	3/25/2029	315	317
	ING Groep NV	4.050%	4/9/2029	141	139
	ING Groep NV	5.335%	3/19/2030	100	102
[1]	ING Groep NV	4.803%	3/23/2032	800	796
	ING Groep NV	2.727%	4/1/2032	195	177
	ING Groep NV	4.252%	3/28/2033	230	223
	ING Groep NV	6.114%	9/11/2034	300	319
	ING Groep NV	5.550%	3/19/2035	550	561
	ING Groep NV	5.525%	3/25/2036	200	203
	ING Groep NV	5.420%	3/23/2037	635	636
	Intercontinental Exchange Inc.	4.000%	9/15/2027	365	364
	Intercontinental Exchange Inc.	3.625%	9/1/2028	365	359
	Intercontinental Exchange Inc.	4.350%	6/15/2029	205	204
	Intercontinental Exchange Inc.	2.100%	6/15/2030	420	382
	Intercontinental Exchange Inc.	5.250%	6/15/2031	40	41
	Intercontinental Exchange Inc.	1.850%	9/15/2032	885	748
	Intercontinental Exchange Inc.	4.600%	3/15/2033	400	396
	Intercontinental Exchange Inc.	2.650%	9/15/2040	295	215
	Intercontinental Exchange Inc.	4.250%	9/21/2048	425	351
	Intercontinental Exchange Inc.	3.000%	6/15/2050	547	358
	Intercontinental Exchange Inc.	4.950%	6/15/2052	445	403
	Intercontinental Exchange Inc.	3.000%	9/15/2060	740	437
	Intercontinental Exchange Inc.	5.200%	6/15/2062	275	251
	JPMorgan Chase & Co.	4.250%	10/1/2027	755	756
	JPMorgan Chase & Co.	3.625%	12/1/2027	415	411
	JPMorgan Chase & Co.	4.979%	7/22/2028	850	856
	JPMorgan Chase & Co.	4.851%	7/25/2028	925	930
	JPMorgan Chase & Co.	4.505%	10/22/2028	1,015	1,017
[1]	JPMorgan Chase & Co.	3.509%	1/23/2029	655	645
	JPMorgan Chase & Co.	4.915%	1/24/2029	770	776
[1]	JPMorgan Chase & Co.	4.005%	4/23/2029	745	738
	JPMorgan Chase & Co.	2.069%	6/1/2029	325	310
[1]	JPMorgan Chase & Co.	4.203%	7/23/2029	960	953
	JPMorgan Chase & Co.	5.299%	7/24/2029	580	589
	JPMorgan Chase & Co.	6.087%	10/23/2029	1,535	1,587
[1]	JPMorgan Chase & Co.	4.452%	12/5/2029	490	488
	JPMorgan Chase & Co.	5.012%	1/23/2030	885	894
	JPMorgan Chase & Co.	5.581%	4/22/2030	675	692
[1]	JPMorgan Chase & Co.	3.702%	5/6/2030	440	429
	JPMorgan Chase & Co.	4.565%	6/14/2030	502	501
	JPMorgan Chase & Co.	4.995%	7/22/2030	931	940
[1]	JPMorgan Chase & Co.	2.739%	10/15/2030	850	800
	JPMorgan Chase & Co.	4.603%	10/22/2030	1,000	998
	JPMorgan Chase & Co.	5.140%	1/24/2031	1,040	1,056
[1]	JPMorgan Chase & Co.	4.493%	3/24/2031	750	746
[1]	JPMorgan Chase & Co.	2.522%	4/22/2031	650	600
	JPMorgan Chase & Co.	5.103%	4/22/2031	1,045	1,062
[1]	JPMorgan Chase & Co.	2.956%	5/13/2031	924	864
	JPMorgan Chase & Co.	4.255%	10/22/2031	740	726
	JPMorgan Chase & Co.	1.764%	11/19/2031	1,135	1,000
	JPMorgan Chase & Co.	4.347%	1/22/2032	1,545	1,518
	JPMorgan Chase & Co.	1.953%	2/4/2032	905	798
	JPMorgan Chase & Co.	2.580%	4/22/2032	1,115	1,007
	JPMorgan Chase & Co.	2.545%	11/8/2032	1,713	1,527
	JPMorgan Chase & Co.	2.963%	1/25/2033	760	689
	JPMorgan Chase & Co.	4.586%	4/26/2033	1,080	1,064
	JPMorgan Chase & Co.	4.912%	7/25/2033	1,195	1,196
	JPMorgan Chase & Co.	5.717%	9/14/2033	785	811
	JPMorgan Chase & Co.	5.350%	6/1/2034	1,150	1,173
	JPMorgan Chase & Co.	6.254%	10/23/2034	595	639
	JPMorgan Chase & Co.	5.336%	1/23/2035	945	958
	JPMorgan Chase & Co.	5.766%	4/22/2035	745	775
	JPMorgan Chase & Co.	5.294%	7/22/2035	782	790
	JPMorgan Chase & Co.	4.946%	10/22/2035	755	745
	JPMorgan Chase & Co.	5.502%	1/24/2036	1,280	1,310

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	JPMorgan Chase & Co.	5.572%	4/22/2036	610	628
	JPMorgan Chase & Co.	5.576%	7/23/2036	1,270	1,288
	JPMorgan Chase & Co.	4.810%	10/22/2036	1,210	1,175
	JPMorgan Chase & Co.	4.898%	1/22/2037	785	765
	JPMorgan Chase & Co.	5.193%	2/5/2037	400	394
	JPMorgan Chase & Co.	5.148%	4/23/2037	338	336
	JPMorgan Chase & Co.	6.400%	5/15/2038	792	875
[1]	JPMorgan Chase & Co.	3.882%	7/24/2038	500	442
	JPMorgan Chase & Co.	5.500%	10/15/2040	595	608
	JPMorgan Chase & Co.	5.600%	7/15/2041	330	336
	JPMorgan Chase & Co.	2.525%	11/19/2041	525	372
	JPMorgan Chase & Co.	5.400%	1/6/2042	923	916
	JPMorgan Chase & Co.	3.157%	4/22/2042	370	282
	JPMorgan Chase & Co.	5.625%	8/16/2043	410	412
	JPMorgan Chase & Co.	4.850%	2/1/2044	476	438
	JPMorgan Chase & Co.	4.950%	6/1/2045	485	446
	JPMorgan Chase & Co.	5.534%	11/29/2045	585	581
[1]	JPMorgan Chase & Co.	4.260%	2/22/2048	930	772
[1]	JPMorgan Chase & Co.	4.032%	7/24/2048	865	690
[1]	JPMorgan Chase & Co.	3.964%	11/15/2048	1,200	951
[1]	JPMorgan Chase & Co.	3.897%	1/23/2049	680	531
[1]	JPMorgan Chase & Co.	3.109%	4/22/2051	703	469
	JPMorgan Chase & Co.	3.328%	4/22/2052	650	449
[1]	Keybank National Association	5.850%	11/15/2027	780	794
[1]	Keybank National Association	4.900%	8/8/2032	590	580
	Keybank National Association	5.000%	1/26/2033	258	255
[1]	KeyCorp	2.550%	10/1/2029	185	173
[1]	KeyCorp	5.121%	4/4/2031	120	121
[1]	KeyCorp	4.789%	6/1/2033	230	225
	KeyCorp	6.401%	3/6/2035	230	245
	KeyCorp	5.305%	1/28/2037	191	188
	Lloyds Banking Group plc	4.375%	3/22/2028	460	460
	Lloyds Banking Group plc	4.550%	8/16/2028	295	295
[1]	Lloyds Banking Group plc	3.574%	11/7/2028	560	553
	Lloyds Banking Group plc	5.087%	11/26/2028	625	631
	Lloyds Banking Group plc	5.871%	3/6/2029	180	184
	Lloyds Banking Group plc	4.818%	6/13/2029	230	231
	Lloyds Banking Group plc	5.721%	6/5/2030	270	278
	Lloyds Banking Group plc	4.425%	11/4/2031	505	497
	Lloyds Banking Group plc	4.976%	8/11/2033	400	398
	Lloyds Banking Group plc	7.953%	11/15/2033	230	262
	Lloyds Banking Group plc	5.679%	1/5/2035	565	581
	Lloyds Banking Group plc	5.590%	11/26/2035	200	204
	Lloyds Banking Group plc	6.068%	6/13/2036	510	525
	Lloyds Banking Group plc	4.943%	11/4/2036	850	824
	Lloyds Banking Group plc	5.300%	12/1/2045	330	307
	Lloyds Banking Group plc	3.369%	12/14/2046	365	268
	Lloyds Banking Group plc	4.344%	1/9/2048	350	285
	LPL Holdings Inc.	6.750%	11/17/2028	290	303
	LPL Holdings Inc.	5.200%	3/15/2030	150	151
	M&T Bank Corp.	7.413%	10/30/2029	325	345
	M&T Bank Corp.	5.179%	7/8/2031	330	333
	M&T Bank Corp.	6.082%	3/13/2032	290	303
	M&T Bank Corp.	5.053%	1/27/2034	255	253
	M&T Bank Corp.	5.400%	7/30/2035	40	40
[1]	M&T Bank Corp.	5.385%	1/16/2036	415	414
	Manufacturers & Traders Trust Co.	4.700%	1/27/2028	360	361
	Manufacturers & Traders Trust Co.	4.762%	7/6/2028	250	250
	Marsh & McLennan Cos. Inc.	4.550%	11/8/2027	365	366
	Marsh & McLennan Cos. Inc.	4.375%	3/15/2029	463	462
	Marsh & McLennan Cos. Inc.	4.650%	3/15/2030	145	145
	Marsh & McLennan Cos. Inc.	2.250%	11/15/2030	185	168
	Marsh & McLennan Cos. Inc.	4.850%	11/15/2031	300	302
	Marsh & McLennan Cos. Inc.	5.000%	3/15/2035	540	536
	Marsh & McLennan Cos. Inc.	4.900%	3/15/2049	330	293
	Marsh & McLennan Cos. Inc.	5.700%	9/15/2053	265	262
	Marsh & McLennan Cos. Inc.	5.400%	3/15/2055	700	665
	Mastercard Inc.	4.100%	1/15/2028	100	100
	Mastercard Inc.	4.875%	3/9/2028	427	432
	Mastercard Inc.	2.950%	6/1/2029	196	189

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mastercard Inc.	3.350%	3/26/2030	275	265
	Mastercard Inc.	2.000%	11/18/2031	260	230
	Mastercard Inc.	4.350%	1/15/2032	542	536
	Mastercard Inc.	4.850%	3/9/2033	40	41
	Mastercard Inc.	4.875%	5/9/2034	275	276
	Mastercard Inc.	4.550%	1/15/2035	196	192
	Mastercard Inc.	3.650%	6/1/2049	275	206
	Mastercard Inc.	3.850%	3/26/2050	495	384
	MetLife Inc.	4.550%	3/23/2030	290	292
	MetLife Inc.	5.375%	7/15/2033	228	236
	MetLife Inc.	6.375%	6/15/2034	35	38
	MetLife Inc.	5.300%	12/15/2034	140	143
	MetLife Inc.	5.700%	6/15/2035	425	445
[1]	MetLife Inc.	6.400%	12/15/2036	395	405
	MetLife Inc.	5.875%	2/6/2041	290	300
	MetLife Inc.	4.125%	8/13/2042	180	151
	MetLife Inc.	4.875%	11/13/2043	260	239
	MetLife Inc.	4.050%	3/1/2045	430	353
	MetLife Inc.	4.600%	5/13/2046	150	131
	MetLife Inc.	5.000%	7/15/2052	295	266
	MetLife Inc.	5.250%	1/15/2054	285	268
[1]	MetLife Inc.	6.350%	3/15/2055	210	216
[1]	MetLife Inc.	5.850%	3/15/2056	300	297
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/2027	280	277
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/2028	375	373
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/2028	300	302
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/2028	225	223
	Mitsubishi UFJ Financial Group Inc.	5.354%	9/13/2028	510	515
	Mitsubishi UFJ Financial Group Inc.	5.422%	2/22/2029	280	284
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/2029	395	389
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/2029	821	787
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/2030	365	338
	Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/2030	230	234
	Mitsubishi UFJ Financial Group Inc.	4.592%	4/18/2030	340	339
	Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/2030	375	339
	Mitsubishi UFJ Financial Group Inc.	5.197%	1/16/2031	660	670
	Mitsubishi UFJ Financial Group Inc.	5.159%	4/24/2031	245	248
	Mitsubishi UFJ Financial Group Inc.	4.505%	1/14/2032	655	646
	Mitsubishi UFJ Financial Group Inc.	4.847%	4/21/2032	297	297
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/2032	455	402
	Mitsubishi UFJ Financial Group Inc.	2.494%	10/13/2032	191	169
	Mitsubishi UFJ Financial Group Inc.	2.852%	1/19/2033	180	161
	Mitsubishi UFJ Financial Group Inc.	5.133%	7/20/2033	555	559
	Mitsubishi UFJ Financial Group Inc.	5.472%	9/13/2033	120	123
	Mitsubishi UFJ Financial Group Inc.	5.441%	2/22/2034	285	292
	Mitsubishi UFJ Financial Group Inc.	5.406%	4/19/2034	245	251
	Mitsubishi UFJ Financial Group Inc.	5.426%	4/17/2035	495	504
	Mitsubishi UFJ Financial Group Inc.	5.574%	1/16/2036	300	308
	Mitsubishi UFJ Financial Group Inc.	5.615%	4/24/2036	450	463
	Mitsubishi UFJ Financial Group Inc.	5.057%	1/14/2037	670	660
	Mitsubishi UFJ Financial Group Inc.	5.325%	4/21/2037	434	435
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/2039	475	404
	Mitsubishi UFJ Financial Group Inc.	5.868%	4/21/2047	362	367
	Mizuho Financial Group Inc.	3.170%	9/11/2027	165	163
	Mizuho Financial Group Inc.	4.018%	3/5/2028	265	263
	Mizuho Financial Group Inc.	5.414%	9/13/2028	125	127
	Mizuho Financial Group Inc.	5.667%	5/27/2029	40	41
	Mizuho Financial Group Inc.	5.778%	7/6/2029	270	277
[1]	Mizuho Financial Group Inc.	4.254%	9/11/2029	480	477
	Mizuho Financial Group Inc.	5.376%	5/26/2030	280	286
[1]	Mizuho Financial Group Inc.	3.153%	7/16/2030	165	158
[1]	Mizuho Financial Group Inc.	2.201%	7/10/2031	445	402
[1]	Mizuho Financial Group Inc.	1.979%	9/8/2031	260	232
	Mizuho Financial Group Inc.	2.564%	9/13/2031	231	205
	Mizuho Financial Group Inc.	5.669%	9/13/2033	335	347
	Mizuho Financial Group Inc.	5.754%	5/27/2034	300	312
	Mizuho Financial Group Inc.	5.748%	7/6/2034	305	317
	Mizuho Financial Group Inc.	5.579%	5/26/2035	165	169
	Mizuho Financial Group Inc.	5.323%	7/8/2036	660	663
[1]	Morgan Stanley	3.591%	7/22/2028	1,000	990

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Morgan Stanley	6.296%	10/18/2028	685	702
[1]	Morgan Stanley	3.772%	1/24/2029	585	578
	Morgan Stanley	5.123%	2/1/2029	410	414
[1]	Morgan Stanley	4.994%	4/12/2029	3,325	3,350
[1]	Morgan Stanley	5.164%	4/20/2029	480	485
	Morgan Stanley	5.449%	7/20/2029	385	392
	Morgan Stanley	6.407%	11/1/2029	400	416
	Morgan Stanley	5.173%	1/16/2030	991	1,003
[1]	Morgan Stanley	4.431%	1/23/2030	725	721
	Morgan Stanley	4.555%	4/10/2030	500	498
	Morgan Stanley	5.656%	4/18/2030	860	882
	Morgan Stanley	5.042%	7/19/2030	726	732
	Morgan Stanley	4.654%	10/18/2030	1,800	1,793
	Morgan Stanley	5.230%	1/15/2031	1,280	1,299
[1]	Morgan Stanley	2.699%	1/22/2031	1,520	1,415
[1]	Morgan Stanley	3.622%	4/1/2031	705	677
	Morgan Stanley	5.192%	4/17/2031	1,095	1,111
[1]	Morgan Stanley	4.356%	10/22/2031	550	539
[1]	Morgan Stanley	1.794%	2/13/2032	1,090	949
	Morgan Stanley	4.708%	3/12/2032	2,030	2,011
	Morgan Stanley	7.250%	4/1/2032	560	632
	Morgan Stanley	4.809%	4/16/2032	352	350
[1]	Morgan Stanley	1.928%	4/28/2032	1,130	984
[1]	Morgan Stanley	2.239%	7/21/2032	685	602
[1]	Morgan Stanley	2.511%	10/20/2032	1,140	1,010
	Morgan Stanley	2.943%	1/21/2033	585	527
	Morgan Stanley	4.889%	7/20/2033	346	345
	Morgan Stanley	6.342%	10/18/2033	1,235	1,323
[1]	Morgan Stanley	5.250%	4/21/2034	715	722
[1]	Morgan Stanley	5.424%	7/21/2034	455	464
	Morgan Stanley	6.627%	11/1/2034	460	502
	Morgan Stanley	5.466%	1/18/2035	540	550
	Morgan Stanley	5.831%	4/19/2035	1,165	1,214
	Morgan Stanley	5.320%	7/19/2035	1,309	1,321
	Morgan Stanley	5.587%	1/18/2036	1,010	1,035
	Morgan Stanley	5.664%	4/17/2036	1,100	1,133
	Morgan Stanley	2.484%	9/16/2036	650	565
[1]	Morgan Stanley	4.892%	10/22/2036	815	790
	Morgan Stanley	5.296%	4/10/2037	200	199
	Morgan Stanley	5.297%	4/20/2037	400	400
	Morgan Stanley	5.948%	1/19/2038	470	487
[1]	Morgan Stanley	3.971%	7/22/2038	854	751
	Morgan Stanley	5.942%	2/7/2039	815	842
[1]	Morgan Stanley	4.457%	4/22/2039	610	564
	Morgan Stanley	5.314%	1/18/2041	400	390
	Morgan Stanley	3.217%	4/22/2042	870	664
	Morgan Stanley	6.375%	7/24/2042	480	523
	Morgan Stanley	4.300%	1/27/2045	865	731
[1]	Morgan Stanley	4.375%	1/22/2047	740	621
	Morgan Stanley	5.900%	3/13/2047	760	771
[1]	Morgan Stanley	5.597%	3/24/2051	1,065	1,046
[1]	Morgan Stanley	2.802%	1/25/2052	385	240
	Morgan Stanley	5.516%	11/19/2055	930	901
[1]	Morgan Stanley Bank NA	4.968%	7/14/2028	955	961
[1]	Morgan Stanley Bank NA	5.016%	1/12/2029	415	418
[1]	Morgan Stanley Private Bank NA	4.466%	7/6/2028	1,000	1,001
	Morgan Stanley Private Bank NA	4.204%	11/17/2028	920	917
[1]	Morgan Stanley Private Bank NA	4.213%	2/8/2030	30	30
	Morgan Stanley Private Bank NA	4.734%	7/18/2031	671	669
	Morgan Stanley Private Bank NA	4.465%	11/19/2031	940	926
	Nasdaq Inc.	5.350%	6/28/2028	359	365
	Nasdaq Inc.	5.550%	2/15/2034	337	348
	Nasdaq Inc.	5.950%	8/15/2053	380	386
	Nasdaq Inc.	6.100%	6/28/2063	140	144
	National Australia Bank Ltd.	3.905%	6/9/2027	390	389
	National Australia Bank Ltd.	5.087%	6/11/2027	430	435
	National Australia Bank Ltd.	4.944%	1/12/2028	410	415
	National Australia Bank Ltd.	4.308%	6/13/2028	250	250
	National Australia Bank Ltd.	4.534%	6/13/2030	500	502
	National Bank of Canada	5.600%	12/18/2028	465	478

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	National Bank of Canada	4.500%	10/10/2029	730	727
	NatWest Group plc	5.516%	9/30/2028	706	716
[1]	NatWest Group plc	4.892%	5/18/2029	395	397
	NatWest Group plc	5.808%	9/13/2029	210	215
[1]	NatWest Group plc	5.076%	1/27/2030	575	580
[1]	NatWest Group plc	4.445%	5/8/2030	265	263
	NatWest Group plc	4.964%	8/15/2030	745	750
	NatWest Group plc	6.016%	3/2/2034	455	478
	NatWest Group plc	6.475%	6/1/2034	385	399
	NatWest Group plc	5.778%	3/1/2035	405	419
[1]	NatWest Group plc	3.032%	11/28/2035	180	165
	NatWest Group plc	5.908%	3/3/2047	250	244
	Nomura Holdings Inc.	6.070%	7/12/2028	105	108
	Nomura Holdings Inc.	2.172%	7/14/2028	205	195
	Nomura Holdings Inc.	3.103%	1/16/2030	700	659
	Nomura Holdings Inc.	2.679%	7/16/2030	140	129
	Nomura Holdings Inc.	2.608%	7/14/2031	840	752
	Nomura Holdings Inc.	2.999%	1/22/2032	305	276
	Nomura Holdings Inc.	6.181%	1/18/2033	135	143
	Nomura Holdings Inc.	5.783%	7/3/2034	380	393
	Nomura Holdings Inc.	5.043%	6/10/2036	355	348
	Northern Trust Corp.	1.950%	5/1/2030	232	211
	Northern Trust Corp.	6.125%	11/2/2032	360	386
	PayPal Holdings Inc.	2.850%	10/1/2029	590	558
	PayPal Holdings Inc.	2.300%	6/1/2030	195	178
	PayPal Holdings Inc.	4.400%	6/1/2032	375	365
	PayPal Holdings Inc.	5.150%	6/1/2034	255	254
	PayPal Holdings Inc.	3.250%	6/1/2050	245	160
	PayPal Holdings Inc.	5.050%	6/1/2052	295	255
[1]	PNC Bank NA	3.100%	10/25/2027	330	325
[1]	PNC Bank NA	4.050%	7/26/2028	600	594
[1]	PNC Bank NA	2.700%	10/22/2029	270	254
	PNC Financial Services Group Inc.	5.354%	12/2/2028	835	847
	PNC Financial Services Group Inc.	5.582%	6/12/2029	865	884
	PNC Financial Services Group Inc.	2.550%	1/22/2030	685	639
	PNC Financial Services Group Inc.	5.492%	5/14/2030	539	553
	PNC Financial Services Group Inc.	5.222%	1/29/2031	195	199
	PNC Financial Services Group Inc.	4.899%	5/13/2031	815	821
	PNC Financial Services Group Inc.	2.307%	4/23/2032	370	330
	PNC Financial Services Group Inc.	4.812%	10/21/2032	870	868
	PNC Financial Services Group Inc.	4.626%	6/6/2033	371	360
	PNC Financial Services Group Inc.	6.037%	10/28/2033	420	443
	PNC Financial Services Group Inc.	5.068%	1/24/2034	285	286
	PNC Financial Services Group Inc.	5.939%	8/18/2034	220	231
	PNC Financial Services Group Inc.	6.875%	10/20/2034	475	525
	PNC Financial Services Group Inc.	5.676%	1/22/2035	425	439
	PNC Financial Services Group Inc.	5.401%	7/23/2035	705	715
	PNC Financial Services Group Inc.	5.575%	1/29/2036	499	511
	PNC Financial Services Group Inc.	5.373%	7/21/2036	410	414
	PNC Financial Services Group Inc.	5.423%	1/25/2041	610	598
	Progressive Corp.	4.125%	4/15/2047	205	165
	Prudential Financial Inc.	5.200%	3/14/2035	370	372
[1]	Prudential Financial Inc.	5.700%	12/14/2036	175	182
[1]	Prudential Financial Inc.	4.600%	5/15/2044	90	78
[1]	Prudential Financial Inc.	4.500%	9/15/2047	545	535
	Prudential Financial Inc.	3.905%	12/7/2047	190	145
[1]	Prudential Financial Inc.	5.700%	9/15/2048	555	555
	Prudential Financial Inc.	3.935%	12/7/2049	445	338
[1]	Prudential Financial Inc.	4.350%	2/25/2050	295	240
[1]	Prudential Financial Inc.	3.700%	10/1/2050	185	170
[1]	Prudential Financial Inc.	3.700%	3/13/2051	350	255
	Prudential Financial Inc.	5.125%	3/1/2052	310	303
	Prudential Financial Inc.	6.000%	9/1/2052	155	158
	Prudential Financial Inc.	6.500%	3/15/2054	345	355
	Prudential Funding Asia plc	3.125%	4/14/2030	235	223
	Raymond James Financial Inc.	4.950%	7/15/2046	175	157
	Raymond James Financial Inc.	3.750%	4/1/2051	490	355
	Regions Financial Corp.	5.722%	6/6/2030	123	126
	Regions Financial Corp.	5.502%	9/6/2035	390	393
	RenaissanceRe Holdings Ltd.	5.750%	6/5/2033	145	149

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Royal Bank of Canada	4.240%	8/3/2027	539	539
[1]	Royal Bank of Canada	6.000%	11/1/2027	472	484
[1]	Royal Bank of Canada	4.900%	1/12/2028	400	404
[1]	Royal Bank of Canada	5.200%	8/1/2028	360	367
[1]	Royal Bank of Canada	4.522%	10/18/2028	362	363
	Royal Bank of Canada	3.995%	11/3/2028	70	70
[1]	Royal Bank of Canada	4.965%	1/24/2029	270	272
[1]	Royal Bank of Canada	4.969%	8/2/2030	580	586
[1]	Royal Bank of Canada	4.650%	10/18/2030	450	451
[1]	Royal Bank of Canada	5.153%	2/4/2031	737	748
[1]	Royal Bank of Canada	4.970%	5/2/2031	810	818
	Royal Bank of Canada	4.696%	8/6/2031	287	287
[1]	Royal Bank of Canada	2.300%	11/3/2031	520	465
[1]	Royal Bank of Canada	5.000%	2/1/2033	830	838
[1]	Royal Bank of Canada	5.000%	5/2/2033	285	288
[1]	Royal Bank of Canada	5.150%	2/1/2034	385	393
	Santander Holdings USA Inc.	4.400%	7/13/2027	345	345
	Santander Holdings USA Inc.	5.473%	3/20/2029	305	309
	Santander Holdings USA Inc.	6.174%	1/9/2030	830	855
	Santander Holdings USA Inc.	5.353%	9/6/2030	634	641
	Santander Holdings USA Inc.	6.342%	5/31/2035	400	423
[1]	Santander UK Group Holdings plc	3.823%	11/3/2028	435	430
	Santander UK Group Holdings plc	6.534%	1/10/2029	150	154
	Santander UK Group Holdings plc	4.858%	9/11/2030	300	300
	Santander UK Group Holdings plc	5.694%	4/15/2031	510	523
	Santander UK Group Holdings plc	5.136%	9/22/2036	85	83
	State Street Corp.	4.530%	2/20/2029	245	246
	State Street Corp.	5.684%	11/21/2029	325	334
	State Street Corp.	2.400%	1/24/2030	356	333
	State Street Corp.	4.834%	4/24/2030	665	673
	State Street Corp.	2.200%	3/3/2031	410	367
	State Street Corp.	4.675%	10/22/2032	170	170
	State Street Corp.	4.164%	8/4/2033	162	156
	State Street Corp.	4.821%	1/26/2034	75	75
	State Street Corp.	5.159%	5/18/2034	135	137
	State Street Corp.	5.146%	2/28/2036	315	316
	State Street Corp.	4.784%	10/23/2036	270	263
[2]	Sumisho Air Lease Corp.	4.400%	3/24/2028	250	249
	Sumisho Air Lease Corp.	3.125%	12/1/2030	235	217
[2]	Sumisho Air Lease Corp.	4.850%	3/24/2031	500	495
[1]	Sumisho Air Lease Corp.	2.875%	1/15/2032	235	210
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/2027	200	198
	Sumitomo Mitsui Financial Group Inc.	3.352%	10/18/2027	476	470
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/2028	400	407
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/2028	185	183
	Sumitomo Mitsui Financial Group Inc.	5.800%	7/13/2028	375	385
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/2028	85	84
	Sumitomo Mitsui Financial Group Inc.	5.716%	9/14/2028	475	487
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/2028	410	387
	Sumitomo Mitsui Financial Group Inc.	4.108%	1/15/2029	740	733
	Sumitomo Mitsui Financial Group Inc.	5.316%	7/9/2029	95	97
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/2029	700	667
	Sumitomo Mitsui Financial Group Inc.	5.710%	1/13/2030	490	506
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/2030	345	323
	Sumitomo Mitsui Financial Group Inc.	5.240%	4/15/2030	196	200
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/2030	460	416
	Sumitomo Mitsui Financial Group Inc.	2.142%	9/23/2030	224	201
	Sumitomo Mitsui Financial Group Inc.	5.424%	7/9/2031	335	344
	Sumitomo Mitsui Financial Group Inc.	2.222%	9/17/2031	256	225
	Sumitomo Mitsui Financial Group Inc.	5.454%	1/15/2032	170	175
	Sumitomo Mitsui Financial Group Inc.	5.766%	1/13/2033	350	366
	Sumitomo Mitsui Financial Group Inc.	5.808%	9/14/2033	510	534
	Sumitomo Mitsui Financial Group Inc.	5.558%	7/9/2034	635	654
	Sumitomo Mitsui Financial Group Inc.	5.046%	1/15/2037	305	301
	Sumitomo Mitsui Financial Group Inc.	5.334%	3/3/2041	375	367
	Sumitomo Mitsui Financial Group Inc.	2.930%	9/17/2041	390	281
	Sumitomo Mitsui Financial Group Inc.	6.184%	7/13/2043	208	220
	Sumitomo Mitsui Financial Group Inc.	5.836%	7/9/2044	535	537
	Sumitomo Mitsui Financial Group Inc.	5.570%	1/15/2047	285	280
	Synchrony Financial	3.950%	12/1/2027	215	213

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Synchrony Financial	5.935%	8/2/2030	245	250
	Synchrony Financial	5.450%	3/6/2031	255	255
	Synchrony Financial	2.875%	10/28/2031	215	189
	Synchrony Financial	4.947%	2/25/2032	55	54
	Toronto-Dominion Bank	4.108%	6/8/2027	695	695
[1]	Toronto-Dominion Bank	4.693%	9/15/2027	870	875
	Toronto-Dominion Bank	5.156%	1/10/2028	418	423
	Toronto-Dominion Bank	3.913%	1/13/2028	320	318
	Toronto-Dominion Bank	4.861%	1/31/2028	152	153
[1]	Toronto-Dominion Bank	4.574%	6/2/2028	30	30
[1]	Toronto-Dominion Bank	5.523%	7/17/2028	505	516
	Toronto-Dominion Bank	4.109%	10/13/2028	82	81
[1]	Toronto-Dominion Bank	4.994%	4/5/2029	390	395
	Toronto-Dominion Bank	4.361%	4/23/2029	400	398
[1]	Toronto-Dominion Bank	4.808%	6/3/2030	750	755
	Toronto-Dominion Bank	4.411%	1/13/2031	500	495
	Toronto-Dominion Bank	5.298%	1/30/2032	210	215
[1]	Toronto-Dominion Bank	3.200%	3/10/2032	366	337
	Toronto-Dominion Bank	4.456%	6/8/2032	394	388
	Toronto-Dominion Bank	4.866%	4/22/2033	470	467
	Toronto-Dominion Bank	5.146%	9/10/2034	300	302
[1]	Travelers Cos. Inc.	6.250%	6/15/2037	330	360
	Travelers Cos. Inc.	5.350%	11/1/2040	110	109
	Travelers Cos. Inc.	3.050%	6/8/2051	190	124
	Travelers Cos. Inc.	5.450%	5/25/2053	335	325
	Travelers Cos. Inc.	5.700%	7/24/2055	115	116
[1]	Truist Bank	4.144%	1/27/2029	575	572
[1]	Truist Bank	4.136%	10/23/2029	115	114
[1]	Truist Bank	2.250%	3/11/2030	350	319
[1]	Truist Financial Corp.	4.123%	6/6/2028	590	589
[1]	Truist Financial Corp.	1.887%	6/7/2029	650	617
[1]	Truist Financial Corp.	7.161%	10/30/2029	935	989
[1]	Truist Financial Corp.	5.435%	1/24/2030	460	469
[1]	Truist Financial Corp.	1.950%	6/5/2030	140	127
[1]	Truist Financial Corp.	5.071%	5/20/2031	405	410
[1]	Truist Financial Corp.	5.153%	8/5/2032	1,475	1,490
[1]	Truist Financial Corp.	4.916%	7/28/2033	305	299
[1]	Truist Financial Corp.	6.123%	10/28/2033	495	523
[1]	Truist Financial Corp.	5.122%	1/26/2034	236	236
[1]	Truist Financial Corp.	5.867%	6/8/2034	120	125
[1]	Truist Financial Corp.	5.711%	1/24/2035	345	355
[1]	Truist Financial Corp.	4.964%	10/23/2036	585	568
	UBS AG	5.000%	7/9/2027	300	303
	UBS AG	7.500%	2/15/2028	464	488
	UBS AG	5.650%	9/11/2028	306	315
	UBS AG	4.678%	11/29/2030	251	252
	UBS AG	4.500%	6/26/2048	555	478
	UBS Group AG	4.875%	5/15/2045	330	299
	US Bancorp	4.653%	2/1/2029	550	552
	US Bancorp	5.775%	6/12/2029	615	630
[1]	US Bancorp	3.000%	7/30/2029	821	783
	US Bancorp	5.384%	1/23/2030	385	393
	US Bancorp	5.100%	7/23/2030	440	447
	US Bancorp	5.046%	2/12/2031	240	243
	US Bancorp	5.083%	5/15/2031	230	233
	US Bancorp	4.481%	1/26/2032	25	25
[1]	US Bancorp	2.677%	1/27/2033	315	281
[1]	US Bancorp	4.967%	7/22/2033	300	297
	US Bancorp	5.850%	10/21/2033	580	607
	US Bancorp	4.839%	2/1/2034	545	538
	US Bancorp	5.836%	6/12/2034	245	256
	US Bancorp	5.678%	1/23/2035	1,180	1,219
	US Bancorp	5.424%	2/12/2036	290	295
	US Bancorp	2.491%	11/3/2036	590	513
	US Bancorp	5.033%	1/26/2037	325	320
	US Bancorp	5.723%	5/20/2041	100	100
	Visa Inc.	2.750%	9/15/2027	655	645
	Visa Inc.	3.800%	2/12/2029	295	292
	Visa Inc.	2.050%	4/15/2030	475	437
	Visa Inc.	4.100%	2/12/2031	225	224

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Visa Inc.	1.100%	2/15/2031	250	216
	Visa Inc.	4.150%	12/14/2035	545	520
	Visa Inc.	2.700%	4/15/2040	140	106
	Visa Inc.	4.300%	12/14/2045	950	818
	Visa Inc.	3.650%	9/15/2047	275	211
	Visa Inc.	2.000%	8/15/2050	215	115
	Wachovia Corp.	5.500%	8/1/2035	241	243
[1]	Wells Fargo & Co.	4.300%	7/22/2027	1,020	1,019
[1]	Wells Fargo & Co.	2.393%	6/2/2028	974	955
[1]	Wells Fargo & Co.	4.808%	7/25/2028	585	587
[1]	Wells Fargo & Co.	4.150%	1/24/2029	520	516
[1]	Wells Fargo & Co.	5.574%	7/25/2029	1,042	1,062
	Wells Fargo & Co.	4.078%	9/15/2029	55	54
	Wells Fargo & Co.	6.303%	10/23/2029	1,595	1,656
	Wells Fargo & Co.	5.198%	1/23/2030	920	934
[1]	Wells Fargo & Co.	2.879%	10/30/2030	907	856
	Wells Fargo & Co.	5.244%	1/24/2031	925	941
[1]	Wells Fargo & Co.	2.572%	2/11/2031	776	719
[1]	Wells Fargo & Co.	4.478%	4/4/2031	775	768
	Wells Fargo & Co.	5.150%	4/23/2031	330	335
[1]	Wells Fargo & Co.	3.350%	3/2/2033	850	782
[1]	Wells Fargo & Co.	4.897%	7/25/2033	830	827
	Wells Fargo & Co.	5.389%	4/24/2034	755	768
[1]	Wells Fargo & Co.	5.557%	7/25/2034	745	766
	Wells Fargo & Co.	6.491%	10/23/2034	715	774
	Wells Fargo & Co.	5.499%	1/23/2035	948	967
	Wells Fargo & Co.	5.211%	12/3/2035	1,375	1,376
	Wells Fargo & Co.	5.605%	4/23/2036	1,015	1,041
	Wells Fargo & Co.	4.892%	9/15/2036	130	127
	Wells Fargo & Co.	4.960%	1/23/2037	1,920	1,876
[1]	Wells Fargo & Co.	3.068%	4/30/2041	1,235	937
	Wells Fargo & Co.	5.375%	11/2/2043	835	786
	Wells Fargo & Co.	5.606%	1/15/2044	735	710
[1]	Wells Fargo & Co.	4.650%	11/4/2044	915	775
	Wells Fargo & Co.	3.900%	5/1/2045	1,330	1,053
[1]	Wells Fargo & Co.	4.900%	11/17/2045	440	385
[1]	Wells Fargo & Co.	4.400%	6/14/2046	95	77
[1]	Wells Fargo & Co.	4.750%	12/7/2046	375	318
	Wells Fargo & Co.	5.433%	1/23/2047	590	566
[1]	Wells Fargo & Co.	5.013%	4/4/2051	1,530	1,370
[1]	Wells Fargo & Co.	4.611%	4/25/2053	910	766
[1]	Wells Fargo Bank NA	5.850%	2/1/2037	725	751
[1]	Wells Fargo Bank NA	6.600%	1/15/2038	335	367
	Westpac Banking Corp.	4.043%	8/26/2027	270	270
	Westpac Banking Corp.	5.457%	11/18/2027	225	229
	Westpac Banking Corp.	3.400%	1/25/2028	340	336
	Westpac Banking Corp.	1.953%	11/20/2028	445	421
	Westpac Banking Corp.	5.050%	4/16/2029	40	41
	Westpac Banking Corp.	2.150%	6/3/2031	400	359
	Westpac Banking Corp.	5.405%	8/10/2033	625	633
	Westpac Banking Corp.	6.820%	11/17/2033	350	383
	Westpac Banking Corp.	4.110%	7/24/2034	395	386
	Westpac Banking Corp.	2.668%	11/15/2035	550	496
[1]	Westpac Banking Corp.	5.618%	11/20/2035	270	273
	Westpac Banking Corp.	3.020%	11/18/2036	320	286
	Westpac Banking Corp.	4.421%	7/24/2039	275	247
	Westpac Banking Corp.	2.963%	11/16/2040	195	144
	Westpac Banking Corp.	3.133%	11/18/2041	405	299
	Willis North America Inc.	4.650%	6/15/2027	190	190
	Willis North America Inc.	5.350%	5/15/2033	325	329
	Willis North America Inc.	5.900%	3/5/2054	190	188
					516,310
Health Care (15.1%)
	Abbott Laboratories	3.700%	3/9/2029	575	565
	Abbott Laboratories	4.000%	3/15/2031	625	611
	Abbott Laboratories	4.300%	3/15/2033	700	681
	Abbott Laboratories	4.650%	3/15/2036	995	968
	Abbott Laboratories	4.750%	11/30/2036	490	478
	Abbott Laboratories	4.750%	3/15/2038	540	521

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Abbott Laboratories	4.900%	11/30/2046	825	755
	Abbott Laboratories	5.500%	3/15/2056	1,100	1,073
	Abbott Laboratories	5.600%	3/15/2066	640	623
	AbbVie Inc.	3.775%	3/3/2028	381	378
	AbbVie Inc.	4.650%	3/15/2028	465	468
	AbbVie Inc.	4.250%	11/14/2028	445	445
	AbbVie Inc.	4.800%	3/15/2029	935	945
	AbbVie Inc.	3.200%	11/21/2029	1,385	1,330
	AbbVie Inc.	4.875%	3/15/2030	285	289
	AbbVie Inc.	4.125%	3/15/2031	495	486
	AbbVie Inc.	4.950%	3/15/2031	645	656
	AbbVie Inc.	4.400%	3/15/2033	675	662
	AbbVie Inc.	5.050%	3/15/2034	835	847
	AbbVie Inc.	4.550%	3/15/2035	710	691
	AbbVie Inc.	5.200%	3/15/2035	210	213
	AbbVie Inc.	4.500%	5/14/2035	765	739
	AbbVie Inc.	4.750%	3/15/2036	550	539
	AbbVie Inc.	4.300%	5/14/2036	245	232
	AbbVie Inc.	4.050%	11/21/2039	860	758
	AbbVie Inc.	4.400%	11/6/2042	695	612
	AbbVie Inc.	4.850%	6/15/2044	630	578
	AbbVie Inc.	4.750%	3/15/2045	325	292
	AbbVie Inc.	4.700%	5/14/2045	750	670
	AbbVie Inc.	4.450%	5/14/2046	1,020	876
	AbbVie Inc.	4.875%	11/14/2048	75	67
	AbbVie Inc.	4.250%	11/21/2049	2,105	1,721
	AbbVie Inc.	5.400%	3/15/2054	740	711
	AbbVie Inc.	5.600%	3/15/2055	60	59
	AbbVie Inc.	5.550%	3/15/2056	450	442
	AbbVie Inc.	5.500%	3/15/2064	487	469
	Aetna Inc.	6.625%	6/15/2036	235	256
	Agilent Technologies Inc.	2.300%	3/12/2031	145	130
	Amgen Inc.	3.200%	11/2/2027	25	25
	Amgen Inc.	5.150%	3/2/2028	864	875
	Amgen Inc.	1.650%	8/15/2028	455	429
	Amgen Inc.	4.050%	8/18/2029	440	435
	Amgen Inc.	2.450%	2/21/2030	720	668
	Amgen Inc.	5.250%	3/2/2030	1,060	1,083
	Amgen Inc.	2.300%	2/25/2031	420	379
	Amgen Inc.	2.000%	1/15/2032	720	622
	Amgen Inc.	3.350%	2/22/2032	310	288
	Amgen Inc.	4.200%	3/1/2033	215	207
	Amgen Inc.	5.250%	3/2/2033	1,100	1,123
	Amgen Inc.	3.150%	2/21/2040	600	467
	Amgen Inc.	5.600%	3/2/2043	690	684
	Amgen Inc.	4.400%	5/1/2045	480	407
	Amgen Inc.	4.563%	6/15/2048	475	402
	Amgen Inc.	3.375%	2/21/2050	25	18
	Amgen Inc.	4.663%	6/15/2051	670	568
	Amgen Inc.	4.200%	2/22/2052	325	254
	Amgen Inc.	4.875%	3/1/2053	770	669
	Amgen Inc.	5.650%	3/2/2053	985	957
	Amgen Inc.	2.770%	9/1/2053	355	211
	Amgen Inc.	4.400%	2/22/2062	640	499
	Amgen Inc.	5.750%	3/2/2063	1,265	1,227
[1]	Ascension Health	2.532%	11/15/2029	105	98
[1]	Ascension Health	4.294%	11/15/2030	875	864
	Becton Dickinson & Co.	3.700%	6/6/2027	399	397
	Becton Dickinson & Co.	4.693%	2/13/2028	170	171
	Becton Dickinson & Co.	2.823%	5/20/2030	255	238
	Becton Dickinson & Co.	1.957%	2/11/2031	385	341
	Biogen Inc.	2.250%	5/1/2030	520	475
	Biogen Inc.	5.200%	9/15/2045	275	253
	Biogen Inc.	3.150%	5/1/2050	370	239
	Boston Scientific Corp.	2.650%	6/1/2030	420	391
	Bristol-Myers Squibb Co.	1.125%	11/13/2027	495	475
	Bristol-Myers Squibb Co.	3.400%	7/26/2029	40	39
	Bristol-Myers Squibb Co.	1.450%	11/13/2030	375	330
	Bristol-Myers Squibb Co.	5.750%	2/1/2031	360	377
	Bristol-Myers Squibb Co.	5.100%	2/22/2031	840	859

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bristol-Myers Squibb Co.	2.950%	3/15/2032	285	261
	Bristol-Myers Squibb Co.	5.200%	2/22/2034	810	829
	Bristol-Myers Squibb Co.	4.125%	6/15/2039	630	563
	Bristol-Myers Squibb Co.	2.350%	11/13/2040	155	108
	Bristol-Myers Squibb Co.	3.550%	3/15/2042	410	326
	Bristol-Myers Squibb Co.	4.350%	11/15/2047	435	362
	Bristol-Myers Squibb Co.	4.550%	2/20/2048	467	400
	Bristol-Myers Squibb Co.	4.250%	10/26/2049	720	584
	Bristol-Myers Squibb Co.	2.550%	11/13/2050	395	232
	Bristol-Myers Squibb Co.	3.700%	3/15/2052	595	434
	Bristol-Myers Squibb Co.	5.550%	2/22/2054	785	764
	Bristol-Myers Squibb Co.	3.900%	3/15/2062	500	358
	Cardinal Health Inc.	3.410%	6/15/2027	185	183
	Cardinal Health Inc.	5.000%	11/15/2029	125	126
	Cardinal Health Inc.	5.350%	11/15/2034	210	212
	Cencora Inc.	3.450%	12/15/2027	220	217
	Cencora Inc.	2.700%	3/15/2031	401	366
	Cencora Inc.	4.900%	2/13/2036	275	268
	Cigna Group	4.375%	10/15/2028	930	929
	Cigna Group	5.000%	5/15/2029	550	558
	Cigna Group	2.400%	3/15/2030	150	139
	Cigna Group	4.500%	9/15/2030	335	334
	Cigna Group	2.375%	3/15/2031	530	478
	Cigna Group	5.125%	5/15/2031	565	575
	Cigna Group	4.875%	9/15/2032	600	601
	Cigna Group	5.400%	3/15/2033	240	246
	Cigna Group	5.250%	2/15/2034	215	218
	Cigna Group	5.250%	1/15/2036	425	427
	Cigna Group	4.800%	8/15/2038	675	639
	Cigna Group	3.200%	3/15/2040	159	124
[1]	Cigna Group	4.800%	7/15/2046	785	689
[1]	Cigna Group	3.875%	10/15/2047	525	400
	Cigna Group	4.900%	12/15/2048	600	527
	Cigna Group	3.400%	3/15/2050	215	149
	Cigna Group	3.400%	3/15/2051	315	216
	Cigna Group	5.600%	2/15/2054	201	193
	Cigna Group	6.000%	1/15/2056	275	279
	CommonSpirit Health	5.205%	12/1/2031	575	583
[1]	CommonSpirit Health	4.350%	11/1/2042	215	185
	CommonSpirit Health	4.187%	10/1/2049	250	195
	CVS Health Corp.	1.300%	8/21/2027	40	39
	CVS Health Corp.	4.300%	3/25/2028	1,054	1,051
	CVS Health Corp.	5.000%	1/30/2029	410	415
	CVS Health Corp.	5.400%	6/1/2029	460	470
	CVS Health Corp.	3.250%	8/15/2029	465	446
	CVS Health Corp.	5.125%	2/21/2030	590	598
	CVS Health Corp.	3.750%	4/1/2030	370	358
	CVS Health Corp.	1.750%	8/21/2030	240	212
	CVS Health Corp.	5.250%	1/30/2031	180	183
	CVS Health Corp.	1.875%	2/28/2031	835	734
	CVS Health Corp.	2.125%	9/15/2031	240	210
	CVS Health Corp.	5.000%	9/15/2032	55	55
	CVS Health Corp.	5.250%	2/21/2033	525	533
	CVS Health Corp.	5.300%	6/1/2033	1,020	1,034
	CVS Health Corp.	5.700%	6/1/2034	454	469
	CVS Health Corp.	5.450%	9/15/2035	415	420
	CVS Health Corp.	4.780%	3/25/2038	1,497	1,397
	CVS Health Corp.	4.125%	4/1/2040	75	64
	CVS Health Corp.	5.300%	12/5/2043	790	733
	CVS Health Corp.	5.125%	7/20/2045	1,240	1,113
	CVS Health Corp.	5.050%	3/25/2048	2,040	1,790
	CVS Health Corp.	5.625%	2/21/2053	280	262
	CVS Health Corp.	5.875%	6/1/2053	345	334
	CVS Health Corp.	6.050%	6/1/2054	25	25
	CVS Health Corp.	6.200%	9/15/2055	275	279
	CVS Health Corp.	6.000%	6/1/2063	265	257
	Danaher Corp.	2.600%	10/1/2050	280	169
	Danaher Corp.	2.800%	12/10/2051	585	363
	DENTSPLY SIRONA Inc.	3.250%	6/1/2030	40	37
	DH Europe Finance II Sarl	2.600%	11/15/2029	145	136

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
DH Europe Finance II Sarl	3.250%	11/15/2039	200	161
DH Europe Finance II Sarl	3.400%	11/15/2049	140	99
Elevance Health Inc.	3.650%	12/1/2027	1,012	1,002
Elevance Health Inc.	4.101%	3/1/2028	335	333
Elevance Health Inc.	2.875%	9/15/2029	205	194
Elevance Health Inc.	4.750%	2/15/2030	180	181
Elevance Health Inc.	2.250%	5/15/2030	205	187
Elevance Health Inc.	2.550%	3/15/2031	150	136
Elevance Health Inc.	4.950%	11/1/2031	195	196
Elevance Health Inc.	4.750%	2/15/2033	385	380
Elevance Health Inc.	5.375%	6/15/2034	440	447
Elevance Health Inc.	5.200%	2/15/2035	325	326
Elevance Health Inc.	5.000%	1/15/2036	400	392
Elevance Health Inc.	4.625%	5/15/2042	205	182
Elevance Health Inc.	4.650%	1/15/2043	235	208
Elevance Health Inc.	4.650%	8/15/2044	145	126
Elevance Health Inc.	4.375%	12/1/2047	315	258
Elevance Health Inc.	4.550%	3/1/2048	185	155
Elevance Health Inc.	3.700%	9/15/2049	160	116
Elevance Health Inc.	3.125%	5/15/2050	360	235
Elevance Health Inc.	3.600%	3/15/2051	990	698
Elevance Health Inc.	6.100%	10/15/2052	230	235
Elevance Health Inc.	5.125%	2/15/2053	245	219
Elevance Health Inc.	5.650%	6/15/2054	290	278
Elevance Health Inc.	5.700%	2/15/2055	370	357
Elevance Health Inc.	5.850%	11/1/2064	165	161
Eli Lilly & Co.	4.150%	8/14/2027	555	555
Eli Lilly & Co.	4.550%	2/12/2028	265	267
Eli Lilly & Co.	4.000%	10/15/2028	416	415
Eli Lilly & Co.	4.500%	2/9/2029	350	353
Eli Lilly & Co.	3.375%	3/15/2029	386	377
Eli Lilly & Co.	4.200%	8/14/2029	755	754
Eli Lilly & Co.	4.750%	2/12/2030	430	436
Eli Lilly & Co.	4.250%	3/15/2031	220	218
Eli Lilly & Co.	4.900%	2/12/2032	200	203
Eli Lilly & Co.	4.550%	10/15/2032	715	712
Eli Lilly & Co.	4.700%	2/27/2033	55	55
Eli Lilly & Co.	4.650%	5/20/2033	350	349
Eli Lilly & Co.	4.700%	2/9/2034	435	433
Eli Lilly & Co.	4.600%	8/14/2034	755	746
Eli Lilly & Co.	5.100%	2/12/2035	301	307
Eli Lilly & Co.	4.900%	10/15/2035	400	400
Eli Lilly & Co.	3.950%	3/15/2049	190	151
Eli Lilly & Co.	2.250%	5/15/2050	457	260
Eli Lilly & Co.	4.875%	2/27/2053	335	303
Eli Lilly & Co.	5.000%	2/9/2054	782	719
Eli Lilly & Co.	5.050%	8/14/2054	340	315
Eli Lilly & Co.	5.500%	2/12/2055	200	198
Eli Lilly & Co.	5.550%	10/15/2055	225	225
Eli Lilly & Co.	5.600%	5/20/2056	500	501
Eli Lilly & Co.	2.500%	9/15/2060	330	178
Eli Lilly & Co.	4.950%	2/27/2063	225	200
Eli Lilly & Co.	5.100%	2/9/2064	288	262
Eli Lilly & Co.	5.200%	8/14/2064	530	490
Eli Lilly & Co.	5.650%	10/15/2065	275	274
GE HealthCare Technologies Inc.	5.650%	11/15/2027	465	473
GE HealthCare Technologies Inc.	4.800%	8/14/2029	325	327
GE HealthCare Technologies Inc.	5.857%	3/15/2030	260	270
GE HealthCare Technologies Inc.	5.905%	11/22/2032	265	279
GE HealthCare Technologies Inc.	5.500%	6/15/2035	215	219
GE HealthCare Technologies Inc.	6.377%	11/22/2052	839	895
Gilead Sciences Inc.	1.200%	10/1/2027	186	179
Gilead Sciences Inc.	4.800%	11/15/2029	165	167
Gilead Sciences Inc.	1.650%	10/1/2030	330	293
Gilead Sciences Inc.	5.250%	10/15/2033	200	206
Gilead Sciences Inc.	5.100%	6/15/2035	75	76
Gilead Sciences Inc.	4.600%	9/1/2035	225	220
Gilead Sciences Inc.	4.000%	9/1/2036	225	207
Gilead Sciences Inc.	2.600%	10/1/2040	1,039	757
Gilead Sciences Inc.	5.650%	12/1/2041	346	354

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Gilead Sciences Inc.	4.800%	4/1/2044	445	406
Gilead Sciences Inc.	4.500%	2/1/2045	550	479
Gilead Sciences Inc.	4.750%	3/1/2046	600	538
Gilead Sciences Inc.	4.150%	3/1/2047	325	266
Gilead Sciences Inc.	2.800%	10/1/2050	400	252
Gilead Sciences Inc.	5.550%	10/15/2053	365	359
Gilead Sciences Inc.	5.500%	11/15/2054	175	171
Gilead Sciences Inc.	5.600%	11/15/2064	245	240
GlaxoSmithKline Capital Inc.	3.875%	5/15/2028	365	363
GlaxoSmithKline Capital Inc.	4.500%	4/15/2030	189	190
GlaxoSmithKline Capital Inc.	4.875%	4/15/2035	245	244
GlaxoSmithKline Capital Inc.	6.375%	5/15/2038	805	889
GlaxoSmithKline Capital plc	3.375%	6/1/2029	90	88
HCA Inc.	5.200%	6/1/2028	175	177
HCA Inc.	5.625%	9/1/2028	495	504
HCA Inc.	5.875%	2/1/2029	520	534
HCA Inc.	4.125%	6/15/2029	635	626
HCA Inc.	5.250%	3/1/2030	55	56
HCA Inc.	3.500%	9/1/2030	1,300	1,235
HCA Inc.	5.450%	4/1/2031	360	368
HCA Inc.	2.375%	7/15/2031	595	527
HCA Inc.	5.500%	3/1/2032	260	267
HCA Inc.	3.625%	3/15/2032	1,015	945
HCA Inc.	4.600%	11/15/2032	515	502
HCA Inc.	5.500%	6/1/2033	675	689
HCA Inc.	5.600%	4/1/2034	265	271
HCA Inc.	5.450%	9/15/2034	850	859
HCA Inc.	5.750%	3/1/2035	515	530
HCA Inc.	5.125%	6/15/2039	281	266
HCA Inc.	5.500%	6/15/2047	420	390
HCA Inc.	5.250%	6/15/2049	590	526
HCA Inc.	3.500%	7/15/2051	375	251
HCA Inc.	4.625%	3/15/2052	450	362
HCA Inc.	5.900%	6/1/2053	655	631
HCA Inc.	6.000%	4/1/2054	320	313
HCA Inc.	5.950%	9/15/2054	175	170
HCA Inc.	6.200%	3/1/2055	390	391
HCA Inc.	5.700%	11/15/2055	250	235
Humana Inc.	3.700%	3/23/2029	245	239
Humana Inc.	5.375%	4/15/2031	265	269
Humana Inc.	2.150%	2/3/2032	390	338
Humana Inc.	5.875%	3/1/2033	485	499
Humana Inc.	5.950%	3/15/2034	299	309
Humana Inc.	5.550%	5/1/2035	60	60
Humana Inc.	4.950%	10/1/2044	214	185
Humana Inc.	5.500%	3/15/2053	185	165
Humana Inc.	5.750%	4/15/2054	370	342
Icon Investments Six DAC	5.849%	5/8/2029	50	51
IQVIA Inc.	6.250%	2/1/2029	805	833
Johnson & Johnson	0.950%	9/1/2027	85	82
Johnson & Johnson	2.900%	1/15/2028	280	275
Johnson & Johnson	4.800%	6/1/2029	422	430
Johnson & Johnson	4.700%	3/1/2030	411	418
Johnson & Johnson	1.300%	9/1/2030	550	488
Johnson & Johnson	4.900%	6/1/2031	459	472
Johnson & Johnson	4.850%	3/1/2032	756	776
Johnson & Johnson	5.000%	3/1/2035	523	537
Johnson & Johnson	3.550%	3/1/2036	475	433
Johnson & Johnson	3.625%	3/3/2037	389	349
Johnson & Johnson	3.400%	1/15/2038	292	254
Johnson & Johnson	2.100%	9/1/2040	190	133
Johnson & Johnson	3.700%	3/1/2046	610	487
Johnson & Johnson	3.750%	3/3/2047	290	231
Johnson & Johnson	3.500%	1/15/2048	275	209
Johnson & Johnson	2.250%	9/1/2050	795	460
Johnson & Johnson	2.450%	9/1/2060	465	253
Laboratory Corp. of America Holdings	4.800%	10/1/2034	325	318
Laboratory Corp. of America Holdings	4.700%	2/1/2045	170	151
Medtronic Inc.	4.625%	3/15/2045	525	468
Merck & Co. Inc.	1.700%	6/10/2027	490	479

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Merck & Co. Inc.	4.300%	5/22/2028	225	226
	Merck & Co. Inc.	1.900%	12/10/2028	1,275	1,205
	Merck & Co. Inc.	3.400%	3/7/2029	1,265	1,236
	Merck & Co. Inc.	3.850%	3/15/2029	290	287
	Merck & Co. Inc.	1.450%	6/24/2030	379	337
	Merck & Co. Inc.	4.150%	3/15/2031	790	777
	Merck & Co. Inc.	2.150%	12/10/2031	550	486
	Merck & Co. Inc.	4.550%	9/15/2032	225	224
	Merck & Co. Inc.	4.450%	12/4/2032	250	247
	Merck & Co. Inc.	4.500%	5/17/2033	365	362
	Merck & Co. Inc.	4.950%	9/15/2035	500	499
	Merck & Co. Inc.	4.750%	12/4/2035	375	368
	Merck & Co. Inc.	5.200%	5/22/2036	442	447
	Merck & Co. Inc.	3.900%	3/7/2039	262	231
	Merck & Co. Inc.	2.350%	6/24/2040	625	445
	Merck & Co. Inc.	4.150%	5/18/2043	365	310
	Merck & Co. Inc.	4.900%	5/17/2044	240	222
	Merck & Co. Inc.	3.700%	2/10/2045	533	418
	Merck & Co. Inc.	5.500%	3/15/2046	315	311
	Merck & Co. Inc.	4.000%	3/7/2049	235	186
	Merck & Co. Inc.	2.450%	6/24/2050	540	315
	Merck & Co. Inc.	2.750%	12/10/2051	770	471
	Merck & Co. Inc.	5.000%	5/17/2053	260	236
	Merck & Co. Inc.	5.700%	9/15/2055	300	301
	Merck & Co. Inc.	5.550%	12/4/2055	415	408
	Merck & Co. Inc.	5.850%	5/22/2056	300	308
	Merck & Co. Inc.	2.900%	12/10/2061	255	147
	Merck & Co. Inc.	5.150%	5/17/2063	150	136
	Merck & Co. Inc.	5.700%	12/4/2065	480	474
	Mylan Inc.	4.550%	4/15/2028	200	199
	Novartis Capital Corp.	4.100%	3/16/2029	350	348
	Novartis Capital Corp.	3.800%	9/18/2029	545	536
	Novartis Capital Corp.	2.200%	8/14/2030	520	475
	Novartis Capital Corp.	4.100%	11/5/2030	30	30
	Novartis Capital Corp.	4.400%	3/18/2031	540	537
	Novartis Capital Corp.	4.000%	9/18/2031	75	73
	Novartis Capital Corp.	4.600%	3/18/2033	670	665
	Novartis Capital Corp.	4.200%	9/18/2034	365	352
	Novartis Capital Corp.	4.600%	11/5/2035	270	264
	Novartis Capital Corp.	4.900%	3/18/2036	650	647
	Novartis Capital Corp.	4.400%	5/6/2044	365	321
	Novartis Capital Corp.	4.000%	11/20/2045	500	413
	Novartis Capital Corp.	2.750%	8/14/2050	700	443
	Novartis Capital Corp.	4.700%	9/18/2054	740	652
	Novartis Capital Corp.	5.700%	3/18/2056	670	680
	Pfizer Inc.	3.600%	9/15/2028	770	760
	Pfizer Inc.	3.450%	3/15/2029	535	523
	Pfizer Inc.	2.625%	4/1/2030	787	737
	Pfizer Inc.	1.700%	5/28/2030	253	228
	Pfizer Inc.	1.750%	8/18/2031	534	467
	Pfizer Inc.	4.500%	11/15/2032	480	474
	Pfizer Inc.	4.875%	11/15/2035	350	346
	Pfizer Inc.	4.000%	12/15/2036	1,000	921
	Pfizer Inc.	3.900%	3/15/2039	230	201
	Pfizer Inc.	7.200%	3/15/2039	855	1,000
	Pfizer Inc.	2.550%	5/28/2040	210	153
	Pfizer Inc.	4.300%	6/15/2043	170	146
	Pfizer Inc.	4.400%	5/15/2044	355	309
	Pfizer Inc.	4.125%	12/15/2046	520	427
	Pfizer Inc.	4.200%	9/15/2048	240	196
	Pfizer Inc.	4.000%	3/15/2049	610	482
	Pfizer Inc.	2.700%	5/28/2050	450	279
	Pfizer Investment Enterprises Pte. Ltd.	4.450%	5/19/2028	865	868
	Pfizer Investment Enterprises Pte. Ltd.	4.650%	5/19/2030	445	447
	Pfizer Investment Enterprises Pte. Ltd.	4.750%	5/19/2033	1,605	1,595
	Pfizer Investment Enterprises Pte. Ltd.	5.110%	5/19/2043	997	947
	Pfizer Investment Enterprises Pte. Ltd.	5.300%	5/19/2053	1,330	1,248
	Pfizer Investment Enterprises Pte. Ltd.	5.340%	5/19/2063	935	862
[1]	Providence St. Joseph Health Obligated Group	2.700%	10/1/2051	400	234
	Quest Diagnostics Inc.	2.950%	6/30/2030	110	103

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Quest Diagnostics Inc.	6.400%	11/30/2033	210	228
Quest Diagnostics Inc.	5.000%	12/15/2034	305	303
Regeneron Pharmaceuticals Inc.	1.750%	9/15/2030	301	267
Regeneron Pharmaceuticals Inc.	2.800%	9/15/2050	185	112
Revvity Inc.	3.300%	9/15/2029	270	259
Royalty Pharma plc	1.750%	9/2/2027	145	140
Royalty Pharma plc	2.200%	9/2/2030	110	99
Royalty Pharma plc	3.300%	9/2/2040	145	112
Royalty Pharma plc	3.550%	9/2/2050	472	329
Sanofi SA	3.625%	6/19/2028	400	395
Smith & Nephew plc	2.032%	10/14/2030	275	245
Solventum Corp.	5.400%	3/1/2029	200	204
Solventum Corp.	5.450%	3/13/2031	665	682
Solventum Corp.	5.600%	3/23/2034	475	487
Solventum Corp.	5.900%	4/30/2054	285	282
Stryker Corp.	4.700%	2/10/2028	150	151
Stryker Corp.	4.250%	9/11/2029	450	447
Stryker Corp.	4.850%	2/10/2030	300	303
Stryker Corp.	1.950%	6/15/2030	380	344
Stryker Corp.	4.625%	9/11/2034	385	376
Stryker Corp.	5.200%	2/10/2035	235	238
Stryker Corp.	4.625%	3/15/2046	170	149
Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/2028	385	389
Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/2030	935	851
Takeda Pharmaceutical Co. Ltd.	5.300%	7/5/2034	320	325
Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/2040	555	420
Takeda Pharmaceutical Co. Ltd.	5.650%	7/5/2044	270	267
Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/2050	790	523
Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/2060	195	124
Takeda US Financing Inc.	5.200%	7/7/2035	525	526
Takeda US Financing Inc.	5.900%	7/7/2055	25	25
Thermo Fisher Scientific Inc.	2.600%	10/1/2029	265	250
Thermo Fisher Scientific Inc.	4.977%	8/10/2030	165	168
Thermo Fisher Scientific Inc.	4.215%	2/12/2031	445	439
Thermo Fisher Scientific Inc.	2.000%	10/15/2031	340	300
Thermo Fisher Scientific Inc.	4.550%	6/15/2033	240	236
Thermo Fisher Scientific Inc.	5.086%	8/10/2033	110	112
Thermo Fisher Scientific Inc.	4.794%	10/7/2035	350	344
Thermo Fisher Scientific Inc.	4.902%	2/12/2036	450	445
Thermo Fisher Scientific Inc.	2.800%	10/15/2041	410	299
Thermo Fisher Scientific Inc.	5.546%	2/12/2046	200	198
Thermo Fisher Scientific Inc.	4.100%	8/15/2047	185	152
UnitedHealth Group Inc.	5.250%	2/15/2028	665	676
UnitedHealth Group Inc.	3.850%	6/15/2028	268	266
UnitedHealth Group Inc.	4.250%	1/15/2029	250	249
UnitedHealth Group Inc.	4.000%	5/15/2029	312	308
UnitedHealth Group Inc.	2.875%	8/15/2029	125	119
UnitedHealth Group Inc.	4.800%	1/15/2030	360	364
UnitedHealth Group Inc.	5.300%	2/15/2030	540	553
UnitedHealth Group Inc.	2.000%	5/15/2030	955	868
UnitedHealth Group Inc.	4.650%	1/15/2031	200	200
UnitedHealth Group Inc.	4.900%	4/15/2031	330	334
UnitedHealth Group Inc.	2.300%	5/15/2031	345	310
UnitedHealth Group Inc.	4.950%	1/15/2032	470	474
UnitedHealth Group Inc.	4.200%	5/15/2032	190	185
UnitedHealth Group Inc.	5.350%	2/15/2033	480	494
UnitedHealth Group Inc.	4.500%	4/15/2033	500	489
UnitedHealth Group Inc.	5.000%	4/15/2034	355	356
UnitedHealth Group Inc.	5.150%	7/15/2034	435	440
UnitedHealth Group Inc.	5.300%	6/15/2035	315	321
UnitedHealth Group Inc.	4.625%	7/15/2035	545	530
UnitedHealth Group Inc.	5.800%	3/15/2036	452	476
UnitedHealth Group Inc.	6.875%	2/15/2038	345	392
UnitedHealth Group Inc.	3.500%	8/15/2039	310	255
UnitedHealth Group Inc.	2.750%	5/15/2040	295	218
UnitedHealth Group Inc.	3.050%	5/15/2041	140	105
UnitedHealth Group Inc.	4.250%	3/15/2043	210	178
UnitedHealth Group Inc.	5.500%	7/15/2044	535	523
UnitedHealth Group Inc.	4.750%	7/15/2045	544	483
UnitedHealth Group Inc.	4.200%	1/15/2047	250	202

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	UnitedHealth Group Inc.	3.750%	10/15/2047	255	192
	UnitedHealth Group Inc.	4.250%	6/15/2048	250	202
	UnitedHealth Group Inc.	4.450%	12/15/2048	335	278
	UnitedHealth Group Inc.	3.700%	8/15/2049	420	308
	UnitedHealth Group Inc.	2.900%	5/15/2050	150	96
	UnitedHealth Group Inc.	3.250%	5/15/2051	880	591
	UnitedHealth Group Inc.	4.750%	5/15/2052	530	455
	UnitedHealth Group Inc.	5.875%	2/15/2053	559	561
	UnitedHealth Group Inc.	5.050%	4/15/2053	435	388
	UnitedHealth Group Inc.	5.375%	4/15/2054	350	328
	UnitedHealth Group Inc.	5.625%	7/15/2054	555	538
	UnitedHealth Group Inc.	5.950%	6/15/2055	375	383
	UnitedHealth Group Inc.	3.875%	8/15/2059	911	649
	UnitedHealth Group Inc.	3.125%	5/15/2060	395	239
	UnitedHealth Group Inc.	4.950%	5/15/2062	315	269
	UnitedHealth Group Inc.	6.050%	2/15/2063	413	419
	UnitedHealth Group Inc.	5.200%	4/15/2063	480	427
	UnitedHealth Group Inc.	5.500%	4/15/2064	175	164
	UnitedHealth Group Inc.	5.750%	7/15/2064	570	553
	Utah Acquisition Sub Inc.	5.250%	6/15/2046	402	337
	Viatris Inc.	2.700%	6/22/2030	330	302
	Viatris Inc.	3.850%	6/22/2040	265	207
	Viatris Inc.	4.000%	6/22/2050	495	338
	Wyeth LLC	6.500%	2/1/2034	370	407
	Wyeth LLC	5.950%	4/1/2037	610	649
	Zimmer Biomet Holdings Inc.	2.600%	11/24/2031	180	161
	Zoetis Inc.	3.000%	9/12/2027	185	182
	Zoetis Inc.	2.000%	5/15/2030	140	127
	Zoetis Inc.	5.600%	11/16/2032	75	78
	Zoetis Inc.	5.000%	8/17/2035	570	564
	Zoetis Inc.	4.700%	2/1/2043	275	245
					186,044
Industrials (2.2%)
	Amphenol Corp.	4.375%	6/12/2028	200	200
	Amphenol Corp.	2.800%	2/15/2030	270	254
	Amphenol Corp.	4.125%	11/15/2030	626	615
	Amphenol Corp.	2.200%	9/15/2031	240	212
	Amphenol Corp.	4.400%	2/15/2033	90	88
	Amphenol Corp.	5.000%	1/15/2035	125	125
	Amphenol Corp.	4.625%	2/15/2036	530	512
	Amphenol Corp.	5.300%	11/15/2055	965	914
	Carrier Global Corp.	2.722%	2/15/2030	402	376
	Carrier Global Corp.	2.700%	2/15/2031	200	184
	Carrier Global Corp.	5.900%	3/15/2034	239	252
	Carrier Global Corp.	3.377%	4/5/2040	350	280
	Carrier Global Corp.	3.577%	4/5/2050	596	434
	Deere & Co.	5.450%	1/16/2035	485	503
	Deere & Co.	3.900%	6/9/2042	165	140
	Deere & Co.	3.750%	4/15/2050	265	203
	Deere & Co.	5.700%	1/19/2055	175	180
	Eaton Corp.	3.850%	3/6/2028	1,500	1,489
	Eaton Corp.	4.500%	3/6/2033	1,500	1,474
[1]	FedEx Corp.	4.750%	11/15/2045	165	144
[1]	FedEx Corp.	4.550%	4/1/2046	310	261
[1]	FedEx Corp.	5.250%	5/15/2050	600	554
[2]	Fedex Freight Holding Co. Inc.	4.300%	3/15/2029	795	785
[2]	Fedex Freight Holding Co. Inc.	4.650%	3/15/2031	255	251
	Illinois Tool Works Inc.	3.900%	9/1/2042	485	406
	JB Hunt Transport Services Inc.	4.900%	3/15/2030	25	25
[1]	John Deere Capital Corp.	4.150%	9/15/2027	220	220
[1]	John Deere Capital Corp.	4.750%	1/20/2028	240	242
[1]	John Deere Capital Corp.	4.950%	7/14/2028	360	366
	John Deere Capital Corp.	4.500%	1/16/2029	680	684
[1]	John Deere Capital Corp.	4.850%	6/11/2029	92	93
[1]	John Deere Capital Corp.	4.550%	6/5/2030	150	151
[1]	John Deere Capital Corp.	4.700%	6/10/2030	303	306
[1]	John Deere Capital Corp.	4.900%	3/7/2031	185	188
	John Deere Capital Corp.	4.400%	9/8/2031	515	512
[1]	John Deere Capital Corp.	5.150%	9/8/2033	465	477

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	John Deere Capital Corp.	5.100%	4/11/2034	210	213
[1]	John Deere Capital Corp.	5.050%	6/12/2034	150	152
	Keysight Technologies Inc.	5.350%	7/30/2030	185	189
	LKQ Corp.	5.750%	6/15/2028	340	346
	Otis Worldwide Corp.	5.250%	8/16/2028	445	453
	Otis Worldwide Corp.	2.565%	2/15/2030	825	767
	Otis Worldwide Corp.	3.362%	2/15/2050	270	187
	Republic Services Inc.	3.950%	5/15/2028	215	214
	Republic Services Inc.	4.875%	4/1/2029	20	20
	Republic Services Inc.	1.750%	2/15/2032	125	107
	Republic Services Inc.	5.000%	4/1/2034	240	242
	Southwest Airlines Co.	5.125%	6/15/2027	150	151
	Southwest Airlines Co.	5.250%	11/15/2035	225	218
	Trane Technologies Financing Ltd.	3.800%	3/21/2029	540	532
	Trimble Inc.	6.100%	3/15/2033	320	336
[1]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/2027	233	237
[1]	United Airlines Pass-Through Trust Class A Series 2023-1	5.800%	1/15/2036	669	694
[1]	United Airlines Pass-Through Trust Class AA Series 2024-1	5.450%	2/15/2037	442	452
	United Parcel Service Inc.	3.050%	11/15/2027	190	187
	United Parcel Service Inc.	3.400%	3/15/2029	256	250
	United Parcel Service Inc.	4.450%	4/1/2030	217	218
	United Parcel Service Inc.	4.875%	3/3/2033	215	218
	United Parcel Service Inc.	5.150%	5/22/2034	270	276
	United Parcel Service Inc.	5.250%	5/14/2035	320	327
	United Parcel Service Inc.	6.200%	1/15/2038	965	1,048
	United Parcel Service Inc.	3.750%	11/15/2047	210	159
	United Parcel Service Inc.	4.250%	3/15/2049	108	87
	United Parcel Service Inc.	5.300%	4/1/2050	515	487
	United Parcel Service Inc.	5.050%	3/3/2053	414	373
	United Parcel Service Inc.	5.500%	5/22/2054	140	135
	United Parcel Service Inc.	5.950%	5/14/2055	235	240
	United Parcel Service Inc.	6.050%	5/14/2065	355	363
	Waste Management Inc.	3.150%	11/15/2027	450	444
	Waste Management Inc.	4.500%	3/15/2028	175	176
	Waste Management Inc.	4.875%	2/15/2029	210	213
	Waste Management Inc.	1.500%	3/15/2031	315	274
	Waste Management Inc.	4.950%	7/3/2031	230	234
	Waste Management Inc.	4.800%	3/15/2032	200	202
	Waste Management Inc.	4.150%	4/15/2032	20	19
	Waste Management Inc.	4.875%	2/15/2034	280	282
	Waste Management Inc.	4.950%	3/15/2035	265	265
	Waste Management Inc.	5.350%	10/15/2054	885	849
	Westinghouse Air Brake Technologies Corp.	4.700%	9/15/2028	210	210
	Westinghouse Air Brake Technologies Corp.	5.500%	5/29/2035	225	230
	WW Grainger Inc.	4.600%	6/15/2045	240	214
					27,590
Materials (1.1%)
	Air Products and Chemicals Inc.	4.600%	2/8/2029	145	146
	Air Products and Chemicals Inc.	4.850%	2/8/2034	780	781
	Air Products and Chemicals Inc.	2.700%	5/15/2040	240	177
	Amcor Flexibles North America Inc.	5.500%	3/17/2035	225	229
	Amcor Flexibles North America Inc.	5.125%	3/12/2036	400	392
	ArcelorMittal SA	6.800%	11/29/2032	150	165
	Berry Global Inc.	5.650%	1/15/2034	315	322
	Carlisle Cos. Inc.	2.750%	3/1/2030	135	126
	CF Industries Inc.	5.150%	3/15/2034	330	329
	CF Industries Inc.	5.300%	11/26/2035	360	359
	CF Industries Inc.	4.950%	6/1/2043	165	150
	CF Industries Inc.	5.375%	3/15/2044	245	232
	CRH America Finance Inc.	4.400%	2/9/2031	25	25
	CRH America Finance Inc.	5.400%	5/21/2034	220	225
	CRH America Finance Inc.	5.500%	1/9/2035	385	393
	CRH America Finance Inc.	5.000%	2/9/2036	450	442
	CRH SMW Finance DAC	5.200%	5/21/2029	175	179
	CRH SMW Finance DAC	5.125%	1/9/2030	200	203
	Eagle Materials Inc.	2.500%	7/1/2031	160	143
	Eagle Materials Inc.	5.000%	3/15/2036	140	135
	Martin Marietta Materials Inc.	5.150%	12/1/2034	175	176
	Martin Marietta Materials Inc.	3.200%	7/15/2051	415	275

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Martin Marietta Materials Inc.	5.500%	12/1/2054	285	273
Newmont Corp.	2.600%	7/15/2032	395	356
Newmont Corp.	5.350%	3/15/2034	780	804
Nutrien Ltd.	4.900%	3/27/2028	350	353
Nutrien Ltd.	4.200%	4/1/2029	705	699
Nutrien Ltd.	5.000%	4/1/2049	94	84
Nutrien Ltd.	5.800%	3/27/2053	485	481
Sherwin-Williams Co.	3.450%	6/1/2027	550	546
Sherwin-Williams Co.	2.950%	8/15/2029	119	113
Sherwin-Williams Co.	4.500%	6/1/2047	441	370
Smurfit Kappa Treasury ULC	5.438%	4/3/2034	270	274
Smurfit Kappa Treasury ULC	5.777%	4/3/2054	595	590
Smurfit Westrock Financing DAC	5.185%	1/15/2036	200	198
Steel Dynamics Inc.	5.250%	5/15/2035	250	251
Suzano Austria GmbH	6.000%	1/15/2029	325	332
Suzano Austria GmbH	5.000%	1/15/2030	175	173
Suzano Austria GmbH	3.750%	1/15/2031	535	500
Suzano Austria GmbH	3.125%	1/15/2032	270	240
Suzano Netherlands BV	5.500%	1/15/2036	435	424
Vulcan Materials Co.	3.500%	6/1/2030	550	527
Vulcan Materials Co.	5.350%	12/1/2034	260	265
Vulcan Materials Co.	5.700%	12/1/2054	165	163
WRKCo Inc.	4.900%	3/15/2029	445	448
				14,068
Real Estate (1.8%)
Alexandria Real Estate Equities Inc.	3.375%	8/15/2031	188	173
Alexandria Real Estate Equities Inc.	2.000%	5/18/2032	211	178
Alexandria Real Estate Equities Inc.	1.875%	2/1/2033	508	413
Alexandria Real Estate Equities Inc.	2.950%	3/15/2034	230	195
Alexandria Real Estate Equities Inc.	5.250%	3/15/2036	54	53
Alexandria Real Estate Equities Inc.	3.550%	3/15/2052	125	86
American Tower Corp.	3.550%	7/15/2027	125	124
American Tower Corp.	5.800%	11/15/2028	260	267
American Tower Corp.	3.800%	8/15/2029	290	283
American Tower Corp.	2.900%	1/15/2030	65	61
American Tower Corp.	4.900%	3/15/2030	45	45
American Tower Corp.	2.100%	6/15/2030	230	208
American Tower Corp.	1.875%	10/15/2030	365	324
American Tower Corp.	5.650%	3/15/2033	130	135
American Tower Corp.	5.550%	7/15/2033	50	51
American Tower Corp.	5.900%	11/15/2033	195	205
American Tower Corp.	3.100%	6/15/2050	485	316
American Tower Corp.	2.950%	1/15/2051	460	289
Boston Properties LP	6.750%	12/1/2027	105	108
Boston Properties LP	4.500%	12/1/2028	535	533
Boston Properties LP	3.400%	6/21/2029	183	176
Boston Properties LP	3.250%	1/30/2031	190	176
Boston Properties LP	2.550%	4/1/2032	210	183
Boston Properties LP	2.450%	10/1/2033	130	107
Boston Properties LP	6.500%	1/15/2034	110	117
Boston Properties LP	5.750%	1/15/2035	340	344
Brixmor Operating Partnership LP	4.125%	5/15/2029	880	869
Brixmor Operating Partnership LP	4.050%	7/1/2030	175	170
Camden Property Trust	2.800%	5/15/2030	235	220
CBRE Services Inc.	5.950%	8/15/2034	375	391
Crown Castle Inc.	3.650%	9/1/2027	505	500
Crown Castle Inc.	5.000%	1/11/2028	185	186
Crown Castle Inc.	3.800%	2/15/2028	405	400
Crown Castle Inc.	5.600%	6/1/2029	685	702
Crown Castle Inc.	3.300%	7/1/2030	275	260
Crown Castle Inc.	2.250%	1/15/2031	220	196
Crown Castle Inc.	2.100%	4/1/2031	311	273
Crown Castle Inc.	2.500%	7/15/2031	337	300
Crown Castle Inc.	5.100%	5/1/2033	190	189
Crown Castle Inc.	5.800%	3/1/2034	234	242
Crown Castle Inc.	2.900%	4/1/2041	360	263
Crown Castle Inc.	3.250%	1/15/2051	450	296
Digital Realty Trust LP	3.700%	8/15/2027	185	183
Digital Realty Trust LP	5.550%	1/15/2028	265	269

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Digital Realty Trust LP	3.600%	7/1/2029	250	243
	Equinix Europe 2 Financing Corp. LLC	4.700%	3/15/2033	200	196
	Equinix Europe 2 Financing Corp. LLC	5.500%	6/15/2034	185	189
	Equinix Inc.	3.200%	11/18/2029	350	334
	Equinix Inc.	2.150%	7/15/2030	204	184
	Equinix Inc.	2.500%	5/15/2031	304	273
	Equinix Inc.	3.900%	4/15/2032	713	676
	ERP Operating LP	4.500%	7/1/2044	175	154
	Extra Space Storage LP	5.700%	4/1/2028	135	138
	Extra Space Storage LP	5.500%	7/1/2030	203	208
	Healthcare Realty Holdings LP	2.000%	3/15/2031	115	101
	Healthpeak OP LLC	3.000%	1/15/2030	235	222
	Healthpeak OP LLC	5.250%	12/15/2032	160	162
[1]	Host Hotels & Resorts LP	3.500%	9/15/2030	1,040	980
	Prologis LP	4.875%	6/15/2028	315	318
	Prologis LP	2.250%	4/15/2030	290	267
	Prologis LP	1.250%	10/15/2030	81	71
	Prologis LP	4.750%	6/15/2033	420	417
	Prologis LP	5.125%	1/15/2034	230	232
	Prologis LP	5.000%	3/15/2034	431	431
	Prologis LP	5.250%	5/15/2035	411	416
	Prologis LP	5.250%	6/15/2053	175	165
	Prologis LP	5.250%	3/15/2054	145	137
	Public Storage Operating Co.	5.350%	8/1/2053	225	215
	Realty Income Corp.	3.250%	1/15/2031	195	183
	Realty Income Corp.	5.625%	10/13/2032	150	156
	Realty Income Corp.	5.125%	2/15/2034	190	191
	Sabra Health Care LP	3.200%	12/1/2031	539	489
	Simon Property Group LP	3.375%	6/15/2027	95	94
	Simon Property Group LP	3.375%	12/1/2027	485	479
	Simon Property Group LP	1.750%	2/1/2028	185	177
	Simon Property Group LP	2.450%	9/13/2029	500	469
	Simon Property Group LP	4.750%	9/26/2034	220	215
	Simon Property Group LP	5.125%	10/1/2035	250	250
	Simon Property Group LP	3.250%	9/13/2049	368	253
	Simon Property Group LP	3.800%	7/15/2050	265	198
	Sun Communities Operating LP	2.700%	7/15/2031	115	104
	Ventas Realty LP	4.400%	1/15/2029	280	279
	Welltower OP LLC	4.250%	4/15/2028	320	320
	Welltower OP LLC	3.100%	1/15/2030	260	247
	Welltower OP LLC	4.500%	7/1/2030	30	30
	Welltower OP LLC	2.800%	6/1/2031	95	87
	Welltower OP LLC	5.125%	7/1/2035	300	302
					22,311
Technology (12.2%)
	Accenture Capital Inc.	3.900%	10/4/2027	250	249
	Accenture Capital Inc.	4.050%	10/4/2029	365	361
	Accenture Capital Inc.	4.250%	10/4/2031	70	69
	Accenture Capital Inc.	4.500%	10/4/2034	453	438
	Adobe Inc.	4.750%	1/17/2028	125	126
	Adobe Inc.	4.800%	4/4/2029	320	324
	Adobe Inc.	2.300%	2/1/2030	290	269
	Adobe Inc.	4.950%	4/4/2034	185	185
	Apple Inc.	3.000%	6/20/2027	350	347
	Apple Inc.	2.900%	9/12/2027	630	621
	Apple Inc.	3.000%	11/13/2027	329	324
	Apple Inc.	1.200%	2/8/2028	805	768
	Apple Inc.	4.000%	5/10/2028	540	540
	Apple Inc.	4.000%	5/12/2028	815	815
	Apple Inc.	1.400%	8/5/2028	570	539
	Apple Inc.	3.250%	8/8/2029	750	730
	Apple Inc.	2.200%	9/11/2029	580	547
	Apple Inc.	1.650%	5/11/2030	460	417
	Apple Inc.	4.200%	5/12/2030	200	200
	Apple Inc.	1.250%	8/20/2030	350	310
	Apple Inc.	1.650%	2/8/2031	785	700
	Apple Inc.	1.700%	8/5/2031	170	150
	Apple Inc.	4.500%	5/12/2032	125	127
	Apple Inc.	3.350%	8/8/2032	430	409

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Apple Inc.	4.300%	5/10/2033	200	200
	Apple Inc.	4.750%	5/12/2035	230	232
	Apple Inc.	4.500%	2/23/2036	288	287
	Apple Inc.	2.375%	2/8/2041	205	146
	Apple Inc.	3.850%	5/4/2043	620	517
	Apple Inc.	4.450%	5/6/2044	360	321
	Apple Inc.	3.450%	2/9/2045	715	550
	Apple Inc.	4.375%	5/13/2045	635	557
	Apple Inc.	4.650%	2/23/2046	820	740
	Apple Inc.	3.850%	8/4/2046	550	440
	Apple Inc.	4.250%	2/9/2047	350	296
	Apple Inc.	3.750%	9/12/2047	320	250
	Apple Inc.	3.750%	11/13/2047	255	199
	Apple Inc.	2.950%	9/11/2049	400	265
	Apple Inc.	2.650%	5/11/2050	760	470
	Apple Inc.	2.400%	8/20/2050	370	216
	Apple Inc.	2.650%	2/8/2051	670	410
	Apple Inc.	2.700%	8/5/2051	415	256
	Apple Inc.	3.950%	8/8/2052	571	446
	Apple Inc.	4.850%	5/10/2053	450	418
	Apple Inc.	2.550%	8/20/2060	984	535
	Apple Inc.	2.800%	2/8/2061	465	269
	Apple Inc.	2.850%	8/5/2061	380	221
	Apple Inc.	4.100%	8/8/2062	175	135
	Applied Materials Inc.	1.750%	6/1/2030	80	72
	Applied Materials Inc.	4.350%	4/1/2047	215	183
	Applied Materials Inc.	2.750%	6/1/2050	815	519
	Autodesk Inc.	2.400%	12/15/2031	205	181
	Automatic Data Processing Inc.	1.700%	5/15/2028	185	177
	Automatic Data Processing Inc.	1.250%	9/1/2030	290	255
	Automatic Data Processing Inc.	4.750%	5/8/2032	355	356
	Automatic Data Processing Inc.	4.450%	9/9/2034	830	812
	Broadcom Corp.	3.500%	1/15/2028	30	30
	Broadcom Inc.	5.050%	7/12/2027	104	105
	Broadcom Inc.	1.950%	2/15/2028	110	106
	Broadcom Inc.	4.800%	4/15/2028	545	550
[2]	Broadcom Inc.	4.000%	4/15/2029	430	425
	Broadcom Inc.	5.050%	7/12/2029	1,114	1,134
	Broadcom Inc.	4.350%	2/15/2030	510	507
	Broadcom Inc.	5.050%	4/15/2030	820	833
	Broadcom Inc.	4.200%	10/15/2030	65	64
	Broadcom Inc.	4.150%	11/15/2030	910	894
	Broadcom Inc.	4.300%	1/15/2031	840	830
	Broadcom Inc.	2.450%	2/15/2031	1,065	967
	Broadcom Inc.	5.150%	11/15/2031	450	459
[1]	Broadcom Inc.	4.550%	2/15/2032	125	124
[2]	Broadcom Inc.	4.150%	4/15/2032	400	386
	Broadcom Inc.	5.200%	4/15/2032	865	883
	Broadcom Inc.	4.300%	11/15/2032	690	670
	Broadcom Inc.	4.600%	1/15/2033	520	512
	Broadcom Inc.	2.600%	2/15/2033	530	462
	Broadcom Inc.	3.419%	4/15/2033	658	601
	Broadcom Inc.	3.469%	4/15/2034	880	792
	Broadcom Inc.	4.800%	10/15/2034	410	403
	Broadcom Inc.	5.200%	7/15/2035	875	879
[2]	Broadcom Inc.	3.137%	11/15/2035	1,160	987
	Broadcom Inc.	4.950%	1/15/2036	325	321
	Broadcom Inc.	4.800%	2/15/2036	505	491
[2]	Broadcom Inc.	3.187%	11/15/2036	1,010	845
[2]	Broadcom Inc.	4.926%	5/15/2037	564	548
	Broadcom Inc.	4.900%	2/15/2038	865	835
	Broadcom Inc.	3.500%	2/15/2041	1,090	872
	Broadcom Inc.	3.750%	2/15/2051	705	528
	Broadcom Inc.	5.700%	1/15/2056	355	354
	Broadridge Financial Solutions Inc.	2.900%	12/1/2029	355	333
	Broadridge Financial Solutions Inc.	2.600%	5/1/2031	250	223
	Cadence Design Systems Inc.	4.300%	9/10/2029	360	358
	Cadence Design Systems Inc.	4.700%	9/10/2034	167	165
	CDW LLC	3.569%	12/1/2031	205	187
	Cisco Systems Inc.	4.550%	2/24/2028	467	470

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cisco Systems Inc.	4.850%	2/26/2029	1,080	1,096
	Cisco Systems Inc.	4.750%	2/24/2030	287	291
	Cisco Systems Inc.	4.950%	2/26/2031	835	852
	Cisco Systems Inc.	4.950%	2/24/2032	267	271
	Cisco Systems Inc.	5.050%	2/26/2034	960	973
	Cisco Systems Inc.	5.100%	2/24/2035	196	199
	Cisco Systems Inc.	5.900%	2/15/2039	605	644
	Cisco Systems Inc.	5.500%	1/15/2040	390	399
	Cisco Systems Inc.	5.300%	2/26/2054	525	499
	Cisco Systems Inc.	5.500%	2/24/2055	215	210
	Cisco Systems Inc.	5.350%	2/26/2064	300	282
	Concentrix Corp.	6.600%	8/2/2028	220	219
	Corning Inc.	4.375%	11/15/2057	385	309
	Corning Inc.	5.450%	11/15/2079	290	267
	Dell International LLC	5.250%	2/1/2028	615	623
	Dell International LLC	4.750%	4/1/2028	97	98
	Dell International LLC	5.300%	10/1/2029	290	296
	Dell International LLC	5.000%	4/1/2030	190	192
	Dell International LLC	4.500%	2/15/2031	185	184
	Dell International LLC	5.300%	4/1/2032	331	338
	Dell International LLC	4.750%	10/6/2032	260	258
	Dell International LLC	5.750%	2/1/2033	340	355
	Dell International LLC	5.400%	4/15/2034	250	256
	Dell International LLC	4.850%	2/1/2035	155	152
	Dell International LLC	5.500%	4/1/2035	390	399
	Dell International LLC	5.100%	2/15/2036	325	322
	Dell International LLC	8.100%	7/15/2036	435	522
	Dell International LLC	3.375%	12/15/2041	355	272
	Equifax Inc.	5.100%	12/15/2027	205	207
	Equifax Inc.	2.350%	9/15/2031	375	331
[1]	Fidelity National Information Services Inc.	1.650%	3/1/2028	250	238
	Fidelity National Information Services Inc.	4.450%	3/10/2028	176	175
	Fidelity National Information Services Inc.	4.550%	3/10/2029	86	86
[1]	Fidelity National Information Services Inc.	2.250%	3/1/2031	235	209
	Fidelity National Information Services Inc.	4.800%	3/10/2031	575	571
	Fidelity National Information Services Inc.	5.100%	7/15/2032	80	80
	Fidelity National Information Services Inc.	3.100%	3/1/2041	370	269
	Fiserv Inc.	2.250%	6/1/2027	602	590
	Fiserv Inc.	5.450%	3/2/2028	180	182
	Fiserv Inc.	4.200%	10/1/2028	313	310
	Fiserv Inc.	3.500%	7/1/2029	485	466
	Fiserv Inc.	4.750%	3/15/2030	479	476
	Fiserv Inc.	2.650%	6/1/2030	575	527
	Fiserv Inc.	4.550%	2/15/2031	255	250
	Fiserv Inc.	5.600%	3/2/2033	190	193
	Fiserv Inc.	5.625%	8/21/2033	330	334
	Fiserv Inc.	5.450%	3/15/2034	190	189
	Fiserv Inc.	5.150%	8/12/2034	535	521
	Fiserv Inc.	4.400%	7/1/2049	687	527
	Hewlett Packard Enterprise Co.	4.400%	9/25/2027	255	255
	Hewlett Packard Enterprise Co.	4.550%	10/15/2029	500	499
	Hewlett Packard Enterprise Co.	4.400%	10/15/2030	90	88
	Hewlett Packard Enterprise Co.	4.850%	10/15/2031	345	345
	Hewlett Packard Enterprise Co.	5.000%	10/15/2034	510	500
	Hewlett Packard Enterprise Co.	6.350%	10/15/2045	544	557
	Hewlett Packard Enterprise Co.	5.600%	10/15/2054	363	335
	HP Inc.	3.000%	6/17/2027	275	271
	HP Inc.	4.750%	1/15/2028	445	447
	HP Inc.	4.000%	4/15/2029	135	133
	HP Inc.	2.650%	6/17/2031	270	242
	HP Inc.	5.500%	1/15/2033	315	323
	HP Inc.	6.000%	9/15/2041	303	311
	IBM International Capital Pte. Ltd.	4.900%	2/5/2034	320	317
	IBM International Capital Pte. Ltd.	5.250%	2/5/2044	110	103
	IBM International Capital Pte. Ltd.	5.300%	2/5/2054	375	339
	Intel Corp.	3.750%	8/5/2027	760	755
	Intel Corp.	4.875%	2/10/2028	920	926
	Intel Corp.	1.600%	8/12/2028	215	202
	Intel Corp.	4.000%	8/5/2029	130	128
	Intel Corp.	2.450%	11/15/2029	525	489

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Intel Corp.	5.125%	2/10/2030	275	279
	Intel Corp.	3.900%	3/25/2030	305	297
	Intel Corp.	4.650%	6/1/2031	59	59
	Intel Corp.	2.000%	8/12/2031	210	183
	Intel Corp.	4.150%	8/5/2032	290	279
	Intel Corp.	4.000%	12/15/2032	280	265
	Intel Corp.	5.200%	2/10/2033	1,075	1,089
	Intel Corp.	5.000%	8/15/2033	76	76
	Intel Corp.	5.150%	2/21/2034	305	306
	Intel Corp.	5.300%	5/15/2036	98	98
	Intel Corp.	4.600%	3/25/2040	355	320
	Intel Corp.	2.800%	8/12/2041	270	190
	Intel Corp.	4.800%	10/1/2041	155	139
	Intel Corp.	5.625%	2/10/2043	255	248
	Intel Corp.	4.900%	7/29/2045	350	306
	Intel Corp.	4.100%	5/19/2046	230	179
	Intel Corp.	4.100%	5/11/2047	155	119
	Intel Corp.	3.734%	12/8/2047	420	304
	Intel Corp.	3.250%	11/15/2049	555	364
	Intel Corp.	4.750%	3/25/2050	700	581
	Intel Corp.	3.050%	8/12/2051	315	197
	Intel Corp.	4.900%	8/5/2052	492	416
	Intel Corp.	5.700%	2/10/2053	475	450
	Intel Corp.	5.600%	2/21/2054	250	235
	Intel Corp.	6.125%	5/15/2056	350	352
	Intel Corp.	3.100%	2/15/2060	380	219
	Intel Corp.	4.950%	3/25/2060	240	200
	Intel Corp.	3.200%	8/12/2061	320	187
	Intel Corp.	5.050%	8/5/2062	415	348
	Intel Corp.	5.900%	2/10/2063	265	255
	Intel Corp.	6.200%	5/15/2066	125	126
	International Business Machines Corp.	4.150%	7/27/2027	390	390
	International Business Machines Corp.	4.500%	2/6/2028	325	326
	International Business Machines Corp.	3.500%	5/15/2029	1,175	1,146
[1]	International Business Machines Corp.	4.800%	2/10/2030	235	237
	International Business Machines Corp.	1.950%	5/15/2030	300	271
	International Business Machines Corp.	4.400%	7/27/2032	460	450
	International Business Machines Corp.	4.750%	2/6/2033	450	449
[1]	International Business Machines Corp.	5.200%	2/10/2035	375	378
	International Business Machines Corp.	4.950%	2/3/2036	250	246
	International Business Machines Corp.	4.150%	5/15/2039	829	726
	International Business Machines Corp.	4.000%	6/20/2042	145	119
	International Business Machines Corp.	4.250%	5/15/2049	750	588
	International Business Machines Corp.	2.950%	5/15/2050	525	327
	International Business Machines Corp.	4.900%	7/27/2052	310	265
	International Business Machines Corp.	5.800%	2/3/2056	300	293
	Intuit Inc.	5.125%	9/15/2028	95	96
	Intuit Inc.	5.200%	9/15/2033	405	410
	Intuit Inc.	5.500%	9/15/2053	335	302
	KLA Corp.	4.100%	3/15/2029	195	194
	KLA Corp.	4.650%	7/15/2032	484	485
	KLA Corp.	3.300%	3/1/2050	200	138
	KLA Corp.	4.950%	7/15/2052	380	344
	KLA Corp.	5.250%	7/15/2062	135	125
	Lam Research Corp.	4.000%	3/15/2029	320	317
	Lam Research Corp.	1.900%	6/15/2030	135	122
	Lam Research Corp.	4.875%	3/15/2049	165	150
	Lam Research Corp.	2.875%	6/15/2050	300	192
	Marvell Technology Inc.	2.950%	4/15/2031	180	166
	Microchip Technology Inc.	4.900%	3/15/2028	225	226
	Microchip Technology Inc.	5.050%	3/15/2029	585	590
	Microchip Technology Inc.	5.050%	2/15/2030	125	126
	Micron Technology Inc.	2.703%	4/15/2032	270	242
	Microsoft Corp.	3.500%	2/12/2035	325	302
	Microsoft Corp.	3.450%	8/8/2036	860	773
	Microsoft Corp.	4.100%	2/6/2037	177	168
	Microsoft Corp.	4.450%	11/3/2045	395	353
	Microsoft Corp.	3.700%	8/8/2046	534	423
	Microsoft Corp.	4.250%	2/6/2047	380	325
[4]	Microsoft Corp.	2.525%	6/1/2050	1,380	831

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Microsoft Corp.	2.500%	9/15/2050	1,090	649
	Microsoft Corp.	2.921%	3/17/2052	1,179	759
	Microsoft Corp.	4.500%	2/6/2057	430	367
	Microsoft Corp.	2.675%	6/1/2060	608	341
	Motorola Solutions Inc.	4.600%	5/23/2029	210	210
	Motorola Solutions Inc.	2.300%	11/15/2030	370	334
	Motorola Solutions Inc.	2.750%	5/24/2031	365	332
	Motorola Solutions Inc.	5.400%	4/15/2034	175	178
	NVIDIA Corp.	1.550%	6/15/2028	258	245
	NVIDIA Corp.	2.850%	4/1/2030	510	484
	NVIDIA Corp.	2.000%	6/15/2031	265	237
	NVIDIA Corp.	3.500%	4/1/2040	275	230
	NVIDIA Corp.	3.500%	4/1/2050	595	443
	NXP BV	4.300%	6/18/2029	843	836
	NXP BV	3.400%	5/1/2030	155	148
	NXP BV	2.500%	5/11/2031	320	288
	NXP BV	2.650%	2/15/2032	260	231
	NXP BV	5.000%	1/15/2033	175	175
	NXP BV	3.250%	5/11/2041	220	167
	Oracle Corp.	3.250%	11/15/2027	612	600
	Oracle Corp.	2.300%	3/25/2028	780	747
	Oracle Corp.	4.500%	5/6/2028	585	584
	Oracle Corp.	4.800%	8/3/2028	485	485
	Oracle Corp.	4.550%	2/4/2029	748	741
[1]	Oracle Corp.	4.200%	9/27/2029	605	590
	Oracle Corp.	6.150%	11/9/2029	110	114
	Oracle Corp.	2.950%	4/1/2030	1,040	959
	Oracle Corp.	4.650%	5/6/2030	126	124
	Oracle Corp.	4.450%	9/26/2030	565	548
	Oracle Corp.	4.950%	2/4/2031	1,075	1,057
	Oracle Corp.	2.875%	3/25/2031	825	739
	Oracle Corp.	5.250%	2/3/2032	435	431
	Oracle Corp.	4.800%	9/26/2032	595	572
	Oracle Corp.	6.250%	11/9/2032	685	709
	Oracle Corp.	4.900%	2/6/2033	340	326
	Oracle Corp.	5.350%	5/4/2033	779	767
	Oracle Corp.	4.300%	7/8/2034	385	348
	Oracle Corp.	4.700%	9/27/2034	945	877
	Oracle Corp.	3.900%	5/15/2035	365	314
	Oracle Corp.	5.500%	8/3/2035	711	690
	Oracle Corp.	5.200%	9/26/2035	776	738
	Oracle Corp.	5.700%	2/4/2036	714	702
	Oracle Corp.	3.850%	7/15/2036	505	423
	Oracle Corp.	3.800%	11/15/2037	493	400
	Oracle Corp.	6.500%	4/15/2038	665	681
	Oracle Corp.	6.125%	7/8/2039	779	767
	Oracle Corp.	3.600%	4/1/2040	665	492
	Oracle Corp.	5.375%	7/15/2040	465	419
	Oracle Corp.	3.650%	3/25/2041	580	424
	Oracle Corp.	4.500%	7/8/2044	743	566
	Oracle Corp.	4.125%	5/15/2045	800	568
	Oracle Corp.	5.875%	9/26/2045	1,180	1,054
	Oracle Corp.	6.550%	2/4/2046	571	550
	Oracle Corp.	4.000%	7/15/2046	1,010	701
	Oracle Corp.	4.000%	11/15/2047	425	290
	Oracle Corp.	3.600%	4/1/2050	926	576
	Oracle Corp.	3.950%	3/25/2051	1,045	686
	Oracle Corp.	6.900%	11/9/2052	1,207	1,187
	Oracle Corp.	5.550%	2/6/2053	756	625
	Oracle Corp.	5.375%	9/27/2054	490	393
	Oracle Corp.	4.375%	5/15/2055	305	209
	Oracle Corp.	6.000%	8/3/2055	593	518
	Oracle Corp.	5.950%	9/26/2055	863	755
	Oracle Corp.	6.700%	2/4/2056	1,524	1,468
	Oracle Corp.	3.850%	4/1/2060	1,706	1,029
	Oracle Corp.	4.100%	3/25/2061	330	209
	Oracle Corp.	5.500%	9/27/2064	175	138
	Oracle Corp.	6.125%	8/3/2065	360	311
	Oracle Corp.	6.100%	9/26/2065	576	496
	Oracle Corp.	6.850%	2/4/2066	366	351

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Paychex Inc.	5.600%	4/15/2035	705	711
	Qorvo Inc.	4.375%	10/15/2029	427	418
	QUALCOMM Inc.	1.300%	5/20/2028	60	57
	QUALCOMM Inc.	2.150%	5/20/2030	555	508
	QUALCOMM Inc.	1.650%	5/20/2032	315	268
	QUALCOMM Inc.	4.650%	5/20/2035	270	267
	QUALCOMM Inc.	4.800%	5/20/2045	434	391
	QUALCOMM Inc.	4.300%	5/20/2047	448	371
	QUALCOMM Inc.	3.250%	5/20/2050	450	307
	QUALCOMM Inc.	4.500%	5/20/2052	280	234
	QUALCOMM Inc.	6.000%	5/20/2053	380	394
	Quanta Services Inc.	2.900%	10/1/2030	795	741
	RELX Capital Inc.	4.000%	3/18/2029	436	430
	RELX Capital Inc.	4.750%	3/27/2030	300	301
	RELX Capital Inc.	3.000%	5/22/2030	165	155
	RELX Capital Inc.	5.250%	3/27/2035	541	548
	Roper Technologies Inc.	4.200%	9/15/2028	499	495
	Roper Technologies Inc.	1.750%	2/15/2031	185	160
	Roper Technologies Inc.	4.900%	10/15/2034	150	145
	Roper Technologies Inc.	5.100%	9/15/2035	400	389
	S&P Global Inc.	2.950%	3/1/2029	295	283
	S&P Global Inc.	4.250%	5/1/2029	650	647
	S&P Global Inc.	2.900%	3/1/2032	360	328
	S&P Global Inc.	3.700%	3/1/2052	285	211
	Salesforce Inc.	4.500%	3/15/2028	1,105	1,107
	Salesforce Inc.	3.700%	4/11/2028	350	346
	Salesforce Inc.	1.500%	7/15/2028	105	99
	Salesforce Inc.	4.650%	3/15/2029	1,225	1,228
	Salesforce Inc.	1.950%	7/15/2031	365	319
	Salesforce Inc.	4.900%	9/15/2031	1,155	1,156
	Salesforce Inc.	5.200%	3/15/2033	820	824
	Salesforce Inc.	5.550%	3/15/2036	1,300	1,308
	Salesforce Inc.	2.700%	7/15/2041	358	247
	Salesforce Inc.	6.400%	3/15/2046	425	433
	Salesforce Inc.	2.900%	7/15/2051	665	393
	Salesforce Inc.	6.550%	3/15/2056	1,075	1,097
	Salesforce Inc.	3.050%	7/15/2061	220	126
	Salesforce Inc.	6.700%	3/15/2066	275	285
	ServiceNow Inc.	4.250%	5/15/2028	220	220
	ServiceNow Inc.	1.400%	9/1/2030	550	483
	ServiceNow Inc.	5.400%	5/15/2036	364	367
[1]	ServiceNow Inc.	6.300%	5/15/2056	220	227
	Synopsys Inc.	4.650%	4/1/2028	295	296
	Synopsys Inc.	5.000%	4/1/2032	1,000	1,006
	Synopsys Inc.	5.150%	4/1/2035	600	599
	Synopsys Inc.	5.700%	4/1/2055	685	668
	Texas Instruments Inc.	2.250%	9/4/2029	175	164
	Texas Instruments Inc.	1.750%	5/4/2030	318	287
	Texas Instruments Inc.	4.900%	3/14/2033	165	168
	Texas Instruments Inc.	3.875%	3/15/2039	300	265
	Texas Instruments Inc.	4.150%	5/15/2048	300	249
	Texas Instruments Inc.	5.150%	2/8/2054	160	151
	Texas Instruments Inc.	5.050%	5/18/2063	435	390
	TSMC Arizona Corp.	2.500%	10/25/2031	240	218
	TSMC Arizona Corp.	4.250%	4/22/2032	340	337
	TSMC Arizona Corp.	3.125%	10/25/2041	220	179
	TSMC Arizona Corp.	3.250%	10/25/2051	170	128
	TSMC Arizona Corp.	4.500%	4/22/2052	180	168
	VMware LLC	1.800%	8/15/2028	160	151
	VMware LLC	4.700%	5/15/2030	205	206
	VMware LLC	2.200%	8/15/2031	430	380
	Workday Inc.	3.700%	4/1/2029	250	244
	Workday Inc.	3.800%	4/1/2032	365	341
	Xilinx Inc.	2.375%	6/1/2030	170	157
					150,458
Utilities (0.3%)
[1]	AEP Texas Inc.	5.200%	4/15/2036	240	236
	AEP Texas Inc.	5.850%	10/15/2055	100	98
	American Water Capital Corp.	4.450%	6/1/2032	540	530

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American Water Capital Corp.	5.250%	3/1/2035	480	488
	American Water Capital Corp.	3.750%	9/1/2047	140	106
	American Water Capital Corp.	5.700%	9/1/2055	105	104
[1]	CenterPoint Energy Houston Electric LLC	4.850%	4/1/2036	205	201
	Commonwealth Edison Co.	4.000%	3/1/2048	295	232
	Oncor Electric Delivery Co. LLC	5.650%	11/15/2033	235	246
	Oncor Electric Delivery Co. LLC	4.950%	9/15/2052	310	274
	Oncor Electric Delivery Co. LLC	5.550%	6/15/2054	165	159
[2]	Oncor Electric Delivery Co. LLC	5.900%	3/15/2056	275	278
	PPL Electric Utilities Corp.	5.250%	5/15/2053	270	252
					3,204
Total Investments (98.4%) (Cost $1,240,741)					1,214,456
Other Assets and Liabilities—Net (1.6%)					19,615
Net Assets (100%)					1,234,071
Cost is in $000.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2026, the aggregate value was $5,922, representing 0.5% of net assets.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2026.
4	Securities with a value of $154 have been segregated as initial margin for open futures contracts.
DAC—Designated Activity Company.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Ultra 10-Year U.S. Treasury Note	September 2026	38	4,259	2

Short Futures Contracts
5-Year U.S. Treasury Note	September 2026	(3)	(322)	(1)
10-Year U.S. Treasury Note	September 2026	(21)	(2,306)	(6)
Long U.S. Treasury Bond	September 2026	(5)	(561)	(2)
Ultra Long U.S. Treasury Bond	September 2026	(9)	(1,030)	2
				(7)
				(5)

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates or credit exposure. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of May 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Corporate Bonds	—	1,214,456	—	1,214,456

Derivative Financial Instruments
Assets
Futures Contracts[1]	4	—	—	4
Liabilities
Futures Contracts[1]	(9)	—	—	(9)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.